As filed with the Securities and Exchange Commission on October 15, 2002


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

/x/      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         FILE NO. 333-

/_/      PRE-EFFECTIVE AMENDMENT NO.
/_/      POST-EFFECTIVE AMENDMENT NO.

                                     AND/OR

/x/ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 FILE NO. 811-21234

/_/      AMENDMENT NO.



                                   EATON VANCE
                            MUNICIPAL INCOME TRUST II
                EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES (NUMBER, STREET, CITY, STATE, ZIP
                                      CODE)

                                 (617) 482-8260
               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE


                                 ALAN R. DYNNER
                            THE EATON VANCE BUILDING
                  255 STATE STREET, BOSTON, MASSACHUSETTS 02109
  NAME AND ADDRESS (NUMBER, STREET, CITY, STATE, ZIP CODE) OF AGENT FOR SERVICE

                          COPIES OF COMMUNICATIONS TO:

                              MARK P. GOSHKO, ESQ.
                           KIRKPATRICK & LOCKHART LLP
                                 75 STATE STREET
                           BOSTON, MASSACHUSETTS 02109


    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

    If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. /_/

    It is proposed that this filing will become effective (check appropriate box): /x/ when declared effective pursuant to Section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

===============================================================================
                                         PROPOSED     PROPOSED
                             AMOUNT      MAXIMUM      MAXIMUM     AMOUNT OF
                              BEING      OFFERING     AGGREGATE  REGISTRATION
TITLE OF SECURITIES BEING  REGISTERED    PRICE PER    OFFERING       FEES
        REGISTERED             (1)       UNIT (1)     PRICE (1)    (1)(2)(3)
-------------------------------------------------------------------------------

Common Shares of             66,667       $15.00     $1,000,000       $92
Beneficial Interest,
$0.01 par value

===============================================================================

(1) Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.
(2) Includes Shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.
(3) Transmitted prior to filing.

                      ------------------------------------


    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

THE INFORMATION IN THIS PROSPECTUS IS INCOMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES, AND WE ARE NOT SOLICITING OFFERS TO BUY THESE SECURITIES, IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                 SUBJECT TO COMPLETION - DATED OCTOBER 15, 2002





PROSPECTUS

[EATON VANCE LOGO]
                                  [____] SHARES
                      EATON VANCE MUNICIPAL INCOME TRUST II
                                  COMMON SHARES
                                $15.00 PER SHARE

                                 ---------------

    Eaton Vance Municipal Income Trust II (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax, including alternative minimum tax. This income will be earned by investing primarily in high grade municipal obligations. The Fund also may invest a portion of its assets in higher, risk, higher yielding municipal obligations of lesser quality. The Fund's net asset value and distribution rate will vary and may be affected by several factors, including changes in interest rates and the credit quality of municipal issuers. Fluctuations in net asset value may be magnified as a result of the Fund's use of leverage, which may be a speculative investment technique. An investment in the Fund may not be appropriate for all investors, particularly those that are not subject to federal income tax. There is no assurance that the Fund will achieve its investment objective.

    The Fund's investment adviser is Eaton Vance Management ("Eaton Vance" or the "Adviser"). Eaton Vance and certain of its subsidiaries manage [54] different municipal bond funds with combined assets of about [$8.5 billion.]

    Because the Fund is newly organized, its common shares have no history of public trading. The shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. The Fund has applied for the listing of its common shares on the American Stock Exchange under the symbol [" ".]
                                                   (CONTINUED ON FOLLOWING PAGE)
                                 ---------------

    INVESTING IN SHARES INVOLVES CERTAIN RISKS. SEE "INVESTMENT OBJECTIVE, POLICIES AND RISKS" BEGINNING AT PAGE 13.

    Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
                                 ---------------


                                         PRICE     SALES
                                         TO        LOAD (2)    PROCEEDS TO FUND
                                         PUBLIC
Per Share                                $15.00    $0.675      $          14.325
Total (1)                                $         $           $

    In addition to the sales load, the Fund will pay organizational and offering expenses of up to $0.03 per share, estimated to total [$ ], which will reduce the "Proceeds to Fund" (above). Eaton Vance or an affiliate has agreed to pay the amount by which the aggregate of all of the Fund's organizational expenses and all offering costs (other than the sales load) exceeds $0.03 per share.

(FOOTNOTES ON FOLLOWING PAGE)

    The underwriters are offering the shares subject to various conditions and expect to deliver the shares to purchasers on or about [________, 2002.]

                                 ---------------

[                            , 2002]

(CONTINUED FROM PREVIOUS PAGE)

(1) The underwriters named in this Prospectus may purchase up to [ ] additional shares at the public offering price, less sales load, solely to cover over-allotments, if any. If this option is exercised in full, the total public offering price, sales load, estimated offering expenses and proceeds to the Fund will be $[ ] , $[ ] , $[ ] and $[ ], respectively.

(2) Certain underwriters that may also participate in any future offering of preferred shares of the Fund may receive additional compensation in that offering based on their participation in this offering. See "Underwriting."

---------------

    The Fund expects to use financial leverage through the issuance of preferred shares, initially equal to approximately 38% of its gross assets (including the amount obtained through leverage). The Fund intends to use leverage if it is expected to result in higher income to shareholders over time. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be successful. SEE "INVESTMENT OBJECTIVE, POLICIES AND RISKS -- USE OF LEVERAGE AND RELATED RISKS" AT PAGE 18 AND "DESCRIPTION OF CAPITAL STRUCTURE" AT PAGE 26.

    This Prospectus sets forth concisely information you should know before investing in the shares of the Fund. Please read and retain this Prospectus for future reference. A Statement of Additional Information dated [ , 2002], has been filed with the Securities and Exchange Commission ("SEC") and can be obtained without charge by calling 1-800-225-6265 or by writing to the Fund. A table of contents to the Statement of Additional Information is located at page 36 of this Prospectus. This Prospectus incorporates by reference the entire Statement of Additional Information. The Statement of Additional Information is available along with other Fund-related materials: at the SEC's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the reference room); the EDGAR database on the SEC's internet site (HTTP://WWW.SEC.GOV); upon payment of copying fees by writing to the SEC's public reference section, Washington, DC 20549-0102; or by electronic mail at PUBLICINFO@SEC.GOV. The Fund's address is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 and its telephone number is 1-800-225-6265.

    The underwriters named in the Prospectus may purchase up to [___________] additional shares from the Fund under certain circumstances.

    THE FUND'S SHARES DO NOT REPRESENT A DEPOSIT OR OBLIGATION OF, AND ARE NOT GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

    YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS. THE FUND HAS NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH DIFFERENT INFORMATION. THE FUND IS NOT MAKING AN OFFER OF THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED. YOU SHOULD NOT ASSUME THAT THE INFORMATION CONTAINED IN THIS PROSPECTUS IS ACCURATE AS OF ANY DATE OTHER THAN THE DATE ON THE FRONT OF THIS PROSPECTUS.

                                 ---------------

                                TABLE OF CONTENTS

                                                                          PAGE

Prospectus Summary........................................................
Fund Expenses.............................................................
The Fund..................................................................
Use of Proceeds...........................................................
Investment Objective, Policies and Risks..................................
Management of the Fund....................................................
Distributions and Taxes...................................................
Dividend Reinvestment Plan................................................
Description of Capital Structure..........................................
Underwriting..............................................................
Shareholder Servicing Agent, Custodian and Transfer Agent.................
Legal Opinions............................................................
Reports to Stockholders...................................................
Independent Auditors......................................................
Additional Information....................................................
Table of Contents for the Statement of Additional Information.............

                                 ---------------

    UNTIL [_____, 2002] (25 DAYS AFTER THE DATE OF THIS PROSPECTUS), ALL DEALERS THAT BUY, SELL OR TRADE THE SHARES, WHETHER OR NOT PARTICIPATING IN THIS OFFERING, MAY BE REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO THE DEALERS' OBLIGATION TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS AND WITH RESPECT TO THEIR UNSOLD ALLOTMENTS OR SUBSCRIPTIONS.

                               PROSPECTUS SUMMARY

    THE FOLLOWING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE MORE DETAILED INFORMATION INCLUDED ELSEWHERE IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION.

----------------------------------------- ------------------------------------------------------------------------------------
THE FUND................................  Eaton  Vance  Municipal  Income  Trust  II  (the  "Fund")  is  a  newly  organized,
                                          non-diversified,   closed-end   management  investment  company.  The  Fund  offers
                                          investors the  opportunity  to receive  current  income exempt from federal  income tax, including alternative minimum tax, through a professionally  managed portfolio of  municipal  obligations.  Investments  are  based  on Eaton  Vance  Management's
                                          ("Eaton  Vance"  or the  "Adviser")  research  and  ongoing  credit  analysis,  the
                                          underlying   materials   for  which  are  generally  not  available  to  individual investors.  An investment  in the Fund may not be  appropriate  for all  investors, particularly  those that are not  subject to the federal  income  tax.  There is no assurance that the Fund will achieve its investment objective.

THE OFFERING............................  The Fund is offering [______] common shares of beneficial interest, par value $0.01 per share (the "Shares"),  through a group of underwriters (the "Underwriters") led by [______],  [______],  [______], and [______]. The Underwriters have been granted
                                          an  option  to  purchase   up  to   [______]additional   Shares   solely  to  cover
                                          over-allotments, if any. The initial public offering price is $15.00 per share. The minimum purchase in this offering is 100 Shares ($1,500). See "Underwriting." Eaton
                                          Vance, or an affiliate,  has agreed to pay (i) all organizational expenses and (ii)
                                          offering costs (other than sales loads) that exceed $0.03 per Share.

INVESTMENT OBJECTIVE AND POLICIES.......  The Fund's  investment  objective is to provide  current income exempt from federal income tax,  including  alternative  minimum tax.  Securities will be purchased and sold in an effort to maintain a competitive  yield and to enhance return based upon the relative  value of the  securities  available in the  marketplace.  There is no assurance that the Fund will achieve its investment objective.

                                          During  normal  market  conditions,  at least 80% of the Fund's net assets  will be invested  in debt  obligations  issued by or on behalf of states,  territories  and possessions of the United States,  and the District of Columbia and their political subdivisions,  agencies or instrumentalities,  the interest on which is exempt from federal income tax, including  alternative  minimum tax ("municipal  obligations").
                                          The Fund primarily invests in high grade municipal obligations. At least 80% of the
                                          Fund's net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment  (which are those rated Baa or higher by
                                          Moody's Investors Service,  Inc.  ("Moody's") or BBB or higher by Standard & Poor's
                                          Ratings Group ("S&P") or Fitch Ratings  ("Fitch") or, if unrated,  determined to be of  comparable  quality  by the  Adviser).  From  time to  time,  the Fund may hold obligations that are unrated but judged to be of comparable quality by the Adviser.
                                          Under normal market conditions, the Fund expects to be fully invested (at least 95%
                                          of its net assets) in accordance with its investment objective.

                                          The Fund may invest up to 20% of its total  assets in municipal  obligations  rated
                                          Ba/BB or B and unrated municipal obligations considered to be of comparable quality by Eaton Vance.  Investment  in municipal  obligations  of below  investment  grade quality  involves  special  risks as  compared  with  investment  in  higher  grade municipal  obligations.  These  risks  include  greater  sensitivity  to a  general economic  downturn,  greater  market price  volatility  and less  secondary  market trading.  Securities  rated  below  investment  grade are  commonly  known as "junk bonds." Such securities are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and repay principal owed.


                                                              4

                                          THE FUND WILL NOT INVEST IN AN  OBLIGATION  IF THE INTEREST ON THAT  OBLIGATION  IS
                                          SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

                                          The Fund will not invest in municipal  obligations that are  collateralized  by the proceeds to a state or a territory  from class action or other  litigation  against the tobacco industry.

                                          The Fund may invest to a significant  extent in residual  interest  municipal bonds known as inverse  floaters.  Compared to similar fixed rate  municipal  bonds,  the value of these bonds will  fluctuate to a greater  extent in response to changes in prevailing  long-term  interest  rates.  Moreover,  the income  earned on  residual interest  municipal  bonds will  fluctuate  in  response  to changes in  prevailing short-term  interest rates. Thus, when such bonds are held by the Fund, an increase in short- or  long-term  market  interest  rates will  adversely  affect the income received  from such bonds or the net asset value of Fund shares.  To the extent the
                                          Fund has preferred shares  outstanding,  an increase in short-term rates would also result in an increased  cost of  leverage,  which would  adversely  affect the Fund income available for distribution. Although the Fund is not limited with respect to its  investment  in residual  interest  municipal  bonds,  the Fund does not intend initially to invest more than 10% of its total assets in such bonds.

                                          The Fund may purchase and sell various  kinds of financial  futures  contracts  and related options,  including  futures contracts and related options based on various debt securities and securities indices,  and may enter into interest rate swaps and forward rate  contracts to seek to hedge against  changes in interest  rates or for other risk management purposes.

LISTING.................................  The Fund has  applied for the listing of its common  shares on the  American  Stock
                                          Exchange under the symbol ["       ".]

LEVERAGE................................  The Fund  expects to use  financial  leverage  through the  issuance  of  preferred shares.  The Fund intends initially to use financial  leverage of approximately 38%
                                          of its gross assets  (including the amount  obtained  through  leverage).  The Fund generally will not use leverage if it  anticipates  that it would result in a lower return to holders  of the  Shares  ("Shareholders")  over  time.  Use of  financial leverage creates an opportunity for increased  income for Shareholders  but, at the same time,  creates special risks  (including the likelihood of greater  volatility of net asset value and market price of the  Shares),  and there can be no assurance that a  leveraging  strategy  will be  successful  during any period in which it is employed.  The Fund intends to issue preferred  shares  approximately  one to three months after  completion of this offering,  subject to market  conditions,  and the
                                          Fund's receipt of a AAA/Aaa  credit rating on preferred  shares from any nationally recognized  statistical rating organization ("Rating Agency") (typically,  Moody's,
                                          S&P or Fitch.) See "Investment Objective,  Policies and Risks-- Use of Leverage and
                                          Related Risks."

INVESTMENT ADVISER AND ADMINISTRATOR....  Eaton Vance,  an indirect  wholly-owned  subsidiary  of Eaton Vance  Corp.,  is the
                                          Fund's  investment  adviser  and  administrator.  The  Adviser  and  certain of its subsidiaries  manage [5] national  municipal  funds,  [40] single  state  municipal funds,  [8] limited  maturity  municipal funds and [1] money market  municipal fund with combined  assets of about [$8.5 billion] as of September 30, 2002.  [Thirteen]
                                          of the funds are closed-end. See "Management of the Fund."

DIVIDEND REINVESTMENT PLAN..............  The Fund has established  a Dividend  Reinvestment  Plan (the  "Plan").  Under the
                                          Plan, a Shareholder  may elect to have all dividend and capital gain  distributions automatically  reinvested in additional Shares either purchased in the open market,


                                                              5

                                          or newly  issued by the Fund if the Shares are  trading at or above their net asset value.  Shareholders  may  elect  to  participate  in the  Plan by  completing  the
                                          Dividend  Reinvestment  Plan Application  Form. If Shareholders do not participate, such  Shareholders  will  receive all  distributions  in cash paid by check  mailed directly to them by PFPC Inc., as dividend  paying agent.  Shareholders  who intend to hold their  Shares  through a broker or nominee  should  contact  such broker or nominee  to  determine  whether  or how  they  may  participate  in the  Plan.  See
                                          "Dividend Reinvestment Plan."

CLOSED-END STRUCTURE....................  Closed-end funds differ from open-end  management  investment  companies  (commonly referred to as mutual funds) in that  closed-end  funds generally list their shares for trading on a  securities  exchange and do not redeem their shares at the option of the shareholder. By comparison,  mutual funds issue securities redeemable at net asset value at the option of the shareholder  and typically  engage in a continuous offering of their  shares.  Mutual funds are subject to continuous  asset  in-flows and out-flows that can complicate  portfolio  management,  whereas closed-end funds
                                          generally  can  stay  more  fully  invested  in  securities   consistent  with  the
                                          closed-end fund's investment objective and policies.  In addition, in comparison to open-end  funds,  closed-end  funds have greater  flexibility  in the employment of financial  leverage  and in the  ability  to make  certain  types  of  investments, including investments in illiquid securities.  However,  shares of closed-end funds frequently  trade at a discount from their net asset value.  In  recognition of the possibility  that the Shares  might trade at a discount to net asset value and that any such discount may not be in the interest of  Shareholders,  the Fund's Board of
                                          Trustees (the "Board"),  in  consultation  with Eaton Vance,  from time to time may review possible actions to reduce any such discount.  The Board might consider open market  repurchases or tender offers for Shares at net asset value. There can be no assurance  that the Board will decide to undertake any of these actions or that, if undertaken,  such actions would result in the Shares trading at a price equal to or close to net asset value per Share.  The Board might also  consider the  conversion of the Fund to an open-end  mutual  fund.  The Board  believes,  however,  that the closed-end  structure  is  desirable,  given the Fund's  investment  objective  and policies.  Investors should assume,  therefore, that it is highly unlikely that the
                                          Board  would  vote to  convert  the Fund to an  open-end  investment  company.  See
                                          "Description of Capital Structure."

SPECIAL RISK CONSIDERATIONS.............  NO OPERATING HISTORY.  The Fund is a closed-end  investment company with no history of operations and is designed for long-term investors and not as a trading vehicle.

                                          INTEREST RATE AND MARKET RISK. The prices of municipal  obligations tend to fall as interest rates rise.  Securities  that have longer  maturities or durations tend to fluctuate more in price in response to changes in market  interest rates. A decline in the prices of the municipal  obligations owned by the Fund would cause a decline in the net asset value of the Fund,  which could adversely affect the trading price of the Fund's Shares. This risk is usually greater among municipal obligations with longer  maturities  or  durations.  Although the Fund has no policy  governing  the maturities or durations of its investments, the Fund expects that it will invest in a portfolio of longer-term securities.  This means that the Fund will be subject to greater  market risk (other  things  being equal) than a fund  investing  solely in shorter-term  securities.  Market risk is often greater among certain types of debt securities, such as zero-coupon bonds, which do not make regular interest payments.
                                          As interest  rates  change,  these bonds often  fluctuate in price more than coupon bonds that make  regular  interest  payments.  Because the Fund may invest in these types of debt securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.


                                                              6

                                          INCOME RISK. The income  investors  receive from the Fund is based primarily on the interest  it earns from its  investments,  which can vary widely over the short and long-term.  If long-term interest rates drop,  investors' income from the Fund over time  could  drop as well if the Fund  purchases  securities  with  lower  interest coupons.

                                          CALL AND OTHER  REINVESTMENT  RISKS.  If interest  rates fall,  it is possible that issuers of callable bonds with high interest  coupons will "call" (or prepay) their bonds before their  maturity  date. If a call were exercised by the issuer during a period of  declining  interest  rates,  the Fund is likely to replace  such  called security with a lower yielding security.  If that were to happen, it could decrease the Fund's  dividends  and could affect the market price of Shares.  Similar  risks exist  when  the Fund  invests  the  proceeds  from  matured  or  traded  municipal obligations at market  interest  rates that are below the Fund's  current  earnings rate.

                                          CREDIT RISK. Credit risk is the risk that one or more municipal bonds in the Fund's portfolio  will decline in price,  or fail to pay  interest or principal  when due, because the issuer of the bond experiences a decline in its financial status.

                                          LIQUIDITY RISK.  Although the Fund does not currently intend to, at times, the Fund may invest in securities for which there is no readily  available trading market or which are otherwise  illiquid.  The Fund may not be able to readily dispose of such securities  at prices  that  approximate  those at which the Fund  could  sell such securities  if they were more widely  traded and, as a result of such  illiquidity, the Fund may have to sell other investments or engage in borrowing  transactions if necessary to raise cash to meet its obligations. In addition, the limited liquidity could affect the market price of the securities,  thereby  adversely  affecting the
                                          Fund's net asset value and ability to make dividend distributions.

                                          MUNICIPAL BOND MARKET.  Certain  obligations in which the Fund will invest will not be registered with the Securities and Exchange  Commission or any state  securities commission and will not be listed on any national securities  exchange.  Therefore, the amount of public  information  available  about  portfolio  securities  will be limited,  and the  performance  of the  Fund is more  dependent  on the  analytical abilities  of Eaton  Vance than would be the case for an  investment  company  that invests primarily in registered or exchange-listed securities.

                                          LOWER-RATED  SECURITIES.  Municipal  obligations  rated below  investment grade and comparable unrated securities involve a greater degree of credit, interest rate and market  risk than  investment  grade  municipal  obligations.  Because the Fund may invest up to 20% of its total assets in below investment grade securities,  it will be subject to a higher level of credit risk. The credit quality of such  securities is considered  speculative by Rating Agencies with respect to the issuer's  ability to pay  interest  or  principal.  The  prices of lower  grade  securities  are more sensitive to negative developments,  such as a decline in the issuer's revenues, or adverse  economic  conditions,  such as a recession,  than are the prices of higher grade  securities.  Securities  that have longer  maturities also fluctuate more in price in  response  to negative  economic  or other  news.  Therefore,  lower grade securities  may experience  high default rates,  which would mean that the Fund may lose some of its investment in such  securities,  which would adversely  affect the
                                          Fund's net asset value and ability to make distributions.

                                          CONCENTRATION.  The Fund may  invest 25% or more of its total  assets in  municipal obligations of issuers located in the same state (or U.S. territory) or in the same economic  sector,  including,  without  limitation,  the  following:  lease  rental obligations  of state  and  local  authorities;  obligations  dependent  on  annual appropriations by a state's legislature for payment; obligations of state and local
                                          housing  finance  authorities,   municipal  utilities  systems  or  public  housing


                                                              7

                                          authorities;  obligations  of hospitals as well as obligations of the education and transportation  sectors.  This  may  make  the Fund  more  susceptible  to  adverse economic,  political or  regulatory  occurrences  affecting a  particular  state or economic sector.


                                          EFFECTS OF LEVERAGE.  The use of leverage  through  issuance of preferred shares by the Fund creates an  opportunity  for increased net income,  but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be successful  during  any  period in which it is  employed.  The Fund  intends to use leverage  to  provide  the  holders of Shares  with a  potentially  higher  return.
                                          Leverage  creates risks for holders of Shares,  including the likelihood of greater volatility  of net asset  value and  market  price of the  Shares and the risk that fluctuations  in dividend  rates on any  preferred  shares may affect the return to
                                          Shareholders. It is anticipated that preferred share dividends will be based on the yields of  short-term  municipal  obligations,  while the proceeds of any preferred share  offering  will be  invested  in  longer-term  municipal  obligations,  which typically  have higher  yields.  To the extent the income  derived from  securities purchased  with funds  received  from  leverage  exceeds the cost of leverage,  the
                                          Fund's  return will be greater than if leverage had not been used.  Conversely,  if the income from the securities purchased with such funds is not sufficient to cover the cost of leverage,  the return to the Fund will be less than if leverage had not been used, and therefore the amount  available for  distribution to Shareholders as dividends and other  distributions will be reduced. In the latter case, Eaton Vance in its best judgment may  nevertheless  determine to maintain the Fund's  leveraged position if it deems such action to be appropriate.

                                          In addition, under current federal income tax law, the Fund is required to allocate a portion of any net realized  capital gains or other taxable  income to holders of preferred  shares.  The terms of any  preferred  shares are expected to require the
                                          Fund  to  pay  to any  preferred  shareholders  additional  dividends  intended  to compensate  the  preferred  shareholders  for taxes payable on any capital gains or other  taxable  income  allocated  to the  preferred  shares.  Any such  additional dividends will reduce the amount available for distribution to the Shareholders. As discussed  under  "Management  of the  Fund,"  the fee paid to Eaton  Vance will be calculated  on the basis of the Fund's gross  assets,  including  proceeds from the issuance of preferred shares, so the fees will be higher when leverage is utilized.
                                          See  "Investment  Objective,  Policies  and Risks -- Use of  Leverage  and  Related
                                          Risks."

                                          The Fund currently  intends to seek a Aaa/AAA grade rating on any preferred  shares from any Rating Agency.  The Fund may be subject to investment  restrictions of the
                                          Rating  Agency as a  result.  These  restrictions  may  impose  asset  coverage  or portfolio  composition  requirements  that are more stringent than those imposed on the Fund by the Investment Company Act of 1940, as amended (the "Investment Company
                                          Act" or "1940 Act"). It is not anticipated  that these covenants or guidelines will impede  Eaton  Vance in  managing  the  Fund's  portfolio  in  accordance  with its investment  objective  and  policies.  See  "Description  of Capital  Structure  --
                                          Preferred Shares."

                                          MARKET PRICE OF SHARES. The shares of closed-end  investment  companies often trade at a discount from their net asset value,  and the Fund's Shares may likewise trade at a discount  from net asset value.  The trading price of the Fund's Shares may be less than the public  offering  price.  This risk may be greater for  investors who sell their Shares in a  relatively  short  period  after  completion  of the public offering.

                                          NON-DIVERSIFICATION.  The Fund has  registered  as a  "non-diversified"  investment company under the 1940 Act. For federal income tax purposes, the Fund, with respect to up to 50% of its total assets, will be able to invest more than 5% (but not more than 25%) of the value of its total assets in the obligations of any single issuer.


                                                              8

                                          To the  extent  the Fund  invests a  relatively  high  percentage  of its assets in obligations of a limited number of issuers, the Fund may be more susceptible than a more widely  diversified  investment  company to any single economic,  political or regulatory occurrence.


                                          CERTAIN TAX  CONSIDERATIONS.  Distributions  of any taxable net  investment  income and net short-term  capital gain are taxable as ordinary income. See "Distributions and Taxes."

                                          ANTI-TAKEOVER  PROVISIONS.  The Fund's  Agreement and Declaration of Trust includes provisions  that could have the effect of limiting the ability of other  persons or entities to acquire  control of the Fund or to change the composition of its Board.
                                          See  "Description  of  Capital   Structure  --  Anti-Takeover   Provisions  in  the
                                          Declaration of Trust."

------------------------------------------------ -----------------------------------------------------------------------------------

                                  FUND EXPENSES

    The purpose of the table below is to help you understand all fees and expenses that you, as a Shareholder, would bear directly or indirectly. The following table assumes the issuance of preferred shares in an amount equal to 38% of the Fund's total assets (after their issuance), and shows Fund expenses as a percentage of net assets attributable to common shares.

SHAREHOLDER TRANSACTION EXPENSES

Sales Load Paid by You (as a percentage of offering price).....  4.50%
Expenses Borne by the Fund.....................................  [      ]%(1)(2)
Dividend Reinvestment Plan Fees................................  None(3)

ANNUAL EXPENSES
                                                               PERCENTAGE OF
                                                                NET ASSETS
                                                              ATTRIBUTABLE TO
                                                             COMMON SHARES(4)
                                                             ----------------

Investment Advisory Fee......................................
                                                                    [    %]
Other Expenses...............................................      [       ]%
                                                                   ---------
Total Annual Expenses........................................      [       ]%
Fee and Expense Reimbursements (Years [            ])........      [(     )%](5)
                                                                   -------
Total Net Annual Expenses (Years [           ])..............      [    %](5)

----------

(1) Eaton  Vance  or  an   affiliate   has  agreed  to  bear  all  offering  and
    organizational expenses (other than sales load) that exceed $0.03 per Share.

(2) If the Fund offers preferred shares, costs of that offering, estimated to be slightly more than [ %] of the total amount of the preferred share offering, will effectively be borne by common shareholders and result in the reduction of the net asset value of the common shares. Assuming the issuance of preferred shares in an amount equal to 38% of the Fund's total assets (after issuance), those offering costs are estimated to be not more than approximately [$ ] or [$ ] per common share ([ %] of the offering price).

(3) You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your Shares held in a dividend reinvestment account.

(4) Stated as percentages of net assets attributable to common shares assuming no issuance of preferred shares or borrowings, the Fund's expenses would be estimated to be as follows:

                                                                PERCENTAGE OF
                                                                  NET ASSETS
                                                                ATTRIBUTABLE TO
                                                                 COMMON SHARES
                                                                ---------------
ANNUAL EXPENSES
Investment Advisory Fee..............................                0.50%
Other Expenses.......................................            [      ]%
Total Annual Expenses................................            [      ]%
Fee and Expense Reimbursements (Years [      ])......           [(     )]%(5)
                                                                ---------
Total Net Annual Expenses (Years [        ]).........           [       ]%(5)
                                                                =========
----------

(5) [Eaton Vance has contractually agreed to reimburse the Fund for fees and other expenses in the amount of [ ]% of average weekly total assets of the Fund for the first [ ] full years of the Fund's operations, [ ]% of average weekly total assets of the Fund in year [ ], [ ]% in year [ ] and [ ]% in year [ ]. For this purpose, total assets (and gross assets in "Management of the Fund -- The Adviser") shall be calculated by deducting accrued liabilities of the Fund not including the amount of any preferred shares outstanding or the principal amount of any indebtedness for money borrowed. Without the reimbursement, "Total Net Annual Expenses" would be estimated to be [ %] of average weekly net assets (or, assuming no issuance of preferred shares or borrowings, [ %] of average weekly net assets) attributable to common shares.]

    The expenses shown in the table are based on estimated amounts for the Fund's first year of operations and assume that the Fund issues approximately [ ] common shares. See "Management of the Fund" and "Dividend Reinvestment Plan."

    The following example illustrates the expenses (including the sales load of $45.00, estimated offering expenses of this offering of [$ ] and the estimated preferred share offering costs assuming preferred shares are issued representing 38% of the Fund's total assets (after issuance) of [$ ]) that you would pay on a $1,000 investment in common shares, assuming (1) total net annual expenses of [ %] of net assets attributable to common shares in years [ ] through [ ], increasing to [ %] in years [ ] and [ ] and (2) a 5% annual return:(1)

                   1 YEAR         3 YEARS           5 YEARS        10 YEARS(2)
                   ------         -------           -------        -----------

                     $               $              $                   $
----------

(1) The example assumes that the estimated Other Expenses set forth in the Annual Expenses table are accurate, that fees and expenses increase as described in note 2 below and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

(2) [Assumes reimbursement of fees and expenses of [ ]% of average weekly total assets of the Fund in year [ ], [ ]% in year [ ] and [ ]% in year [ ]. Eaton Vance has not agreed to reimburse the Fund for any portion of its fees and expenses beyond this time. See footnote 5 above.]

    THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER.

                                    THE FUND

    The Fund is a newly organized, non-diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized as a Massachusetts business trust on October 11, 2002 pursuant to a Declaration governed by the laws of the Commonwealth of Massachusetts and has no operating history. The Fund's principal office is located at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 and its telephone number is 1-800-225-6265.

     This Prospectus relates to the initial public offering of the Fund's common
shares  of   beneficial   interest,   $0.01  par  value  (the   "Shares").   See
"Underwriting."

                                 USE OF PROCEEDS

    The net proceeds of this offering of Shares will be approximately $[ ] (or $[ ] assuming exercise of the Underwriters' over-allotment option in full), after payment of the estimated offering expenses, will be invested in accordance with the Fund's investment objective and policies as soon as practicable, but, in no event, under normal market conditions, later than three months after the receipt thereof. Pending such investment, the proceeds may be invested in high-quality, short-term municipal debt securities. Eaton Vance or an affiliate has agreed to bear all offering and organizational expenses of the Fund (other than sales loads) that exceed $0.03 per Share.

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

INVESTMENT OBJECTIVE

    The Fund's investment objective is to provide current income exempt from federal income tax, including alternative minimum tax. This income will be earned by investing primarily in high grade municipal obligations (as defined below). Securities will be purchased and sold in an effort to maintain a competitive yield and to enhance return based upon the relative value of the securities available in the marketplace. Investments are based on Eaton Vance's research and ongoing credit analysis, the underlying materials for which are generally not available to individual investors.

    Eaton Vance seeks to find municipal obligations of high quality that have been undervalued in the marketplace. Eaton Vance's team of research analysts, traders and portfolio managers are devoted exclusively to analyzing municipal securities. The team's goal is to find municipal bonds of high quality that have been undervalued in the marketplace due to differing dynamics in individual sectors of the municipal bond market, municipal bond supply, and the structure of individual bonds, especially in regard to maturities, coupons, and call dates. Eaton Vance's team of professionals monitors historical and current yield spreads to find relative value in the marketplace. This research capability is key to identifying trends that impact the yield-spread relationship of all bonds.

PRIMARY INVESTMENT POLICIES

GENERAL COMPOSITION OF THE FUND. During normal market conditions, at least 80% of the Fund's net assets will be invested in debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax, including alternative minimum tax ("municipal obligations" or "municipal bonds"). The Fund primarily invests in high grade municipal obligations. At least 80% of the Fund's net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch") or, if unrated, determined to be of comparable quality by the Adviser). From time to time, the Fund may hold obligations that are unrated by a nationally recognized statistical rating agency ("Rating Agency") but judged to be of comparable quality by the Adviser. Under normal market conditions, the Fund expects to be fully invested (at least 95% of its net assets) in accordance with its investment objective.

    The Fund may invest up to 20% of its total assets in municipal obligations rated Ba/BB or B and unrated municipal obligations considered to be of comparable quality by Eaton Vance. Investment in municipal obligations of below investment grade quality involves special risks as compared with investment in higher grade municipal obligations. These risks include greater sensitivity to a general economic downturn, greater market price volatility and less secondary market trading. Securities rated below investment grade are commonly known as "junk bonds". Such securities are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and repay principal owed. See "-- Additional Risk Considerations." For a description of municipal obligation ratings, see Appendix A to the Statement of Additional Information.

The foregoing credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a Rating Agency downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, Eaton Vance may consider such factors as Eaton Vance's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other Rating Agencies.

    The foregoing credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a Rating Agency downgrades its assessment of the credit characteristics of a particular issue or withdraws its assessment. In determining whether to retain or sell such a security, Eaton Vance may consider such factors as Eaton Vance's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other Rating Agencies.

    The Fund has adopted certain fundamental investment restrictions set forth in the Statement of Additional Information which may not be changed without a Shareholder vote. Except for such restrictions and the 80% requirement pertaining to investment in municipal obligations set forth above, the investment objective and policies of the Fund may be changed by the Board without Shareholder action.

    THE FUND WILL NOT INVEST IN AN OBLIGATION IF THE INTEREST ON THAT OBLIGATION IS SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

    The Fund will not invest in municipal obligations that are collateralized by the proceeds to a state or a territory from class action or other litigation against the tobacco industry.

    MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of issuer's counsel (or on the basis of other reliable authority), exempt from federal income tax, including alternative minimum tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds that are subject to annual appropriations by a state's legislature. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.

    The Fund may invest in residual interest municipal bonds whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed-rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed-rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively new and volatile. These securities tend to underperform the market for fixed-rate bonds in a rising interest rate environment, but tend to outperform the market for fixed-rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Investment in inverse floaters may amplify the effects of the Fund's use of leverage. Should short-term interest rates rise, the combination of the Fund's investment in inverse floaters and the use of leverage likely will adversely affect the Fund's income and distributions to Shareholders. Although the Fund is not limited with respect to its investment in residual interest municipal bonds, the Fund does not intend initially to invest more than 10% of its total assets in such bonds.

    Some of the obligations in which the Fund invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Fund is required to take into account income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute substantially all of its income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

ADDITIONAL INVESTMENT PRACTICES

    WHEN-ISSUED SECURITIES. The Fund may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than what the Fund agreed to pay for them. The Fund may be required to maintain a segregated account of liquid assets equal to outstanding purchase commitments. The Fund may also purchase instruments that give the Fund the option to purchase a municipal obligation when and if issued.

    FUTURES TRANSACTIONS. The Fund may purchase and sell various kinds of financial futures contracts and options thereon to seek to hedge against changes in interest rates or for other risk management purposes. Futures contracts may be based on various debt securities and securities indices (such as the
Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Fund's initial investment in these contracts. The Fund will only purchase or sell futures contracts or related options in compliance with the rules of the Commodity Futures Trading
Commission. These transactions involve transaction costs. There can be no assurance that Eaton Vance's use of futures will be advantageous to the Fund. Distributions by the Fund of any gains realized on the Fund's transactions in futures and options on futures will be taxable. Rating Agency guidelines on any preferred shares issued by the Fund may limit use of these transactions.

    INTEREST RATE SWAPS AND FORWARD RATE CONTRACTS. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of fixed rate payments for floating rate payments. The Fund will only enter into interest rate swaps on a net basis, I.E., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

    If the other party to an interest rate swap or forward rate contract defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund's obligations over its entitlements will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

    INVESTMENT COMPANY SECURITIES. The Fund may purchase common shares of closed-end investment companies that have a similar investment objective and policies to the Fund. In addition to providing tax-exempt income, such securities may provide capital appreciation. Such investments, which may also be leveraged and subject to the same risks as the Fund, will not exceed 10% of total assets, and no such company will be affiliated with Eaton Vance. These companies bear fees and expenses that the Fund will incur indirectly.

    MUNICIPAL LEASES. The Fund may invest in municipal leases and participations therein. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by the state or local government to acquire equipment and facilities.

USE OF LEVERAGE AND RELATED RISKS

    The Fund expects to use leverage through the issuance of preferred shares. The Fund initially intends to use leverage of approximately 38% of its gross assets (including the amount obtained from leverage). The Fund generally will not use leverage if the Adviser anticipates that it would result in a lower return to Shareholders for any significant amount of time. The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

    Leverage creates risks for holders of the Shares, including the likelihood of greater volatility of net asset value and market price of the Shares. There is a risk that fluctuations in the dividend rates on any preferred shares may adversely affect the return to the holders of the Shares. If the income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return on the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced. The Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate in the circumstances. During periods in which the Fund is using leverage the fees paid to Eaton Vance for investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's gross assets, including proceeds from the issuance of preferred shares. As discussed under "Description of Capital Structure," the Fund's issuance of preferred shares may alter the voting power of common shareholders.

    Capital raised through leverage will be subject to dividend payments, which may exceed the income and appreciation on the assets purchased. The issuance of preferred shares involves offering expenses and other costs and may limit the Fund's freedom to pay dividends on Shares or to engage in other activities. The issuance of a class of preferred shares having priority over the Fund's Shares creates an opportunity for greater return per Share, but at the same time such leveraging is a speculative technique in that it will increase the Fund's exposure to capital risk. Unless the income and appreciation, if any, on assets acquired with offering proceeds exceed the cost of issuing additional classes of securities (and other Fund expenses), the use of leverage will diminish the investment performance of the Fund's Shares compared with what it would have been without leverage.

    The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more Rating Agencies that may issue ratings for any preferred shares issued by the Fund. These guidelines may impose asset coverage or Fund composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Adviser from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

    Under the Investment Company Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the net asset value of the Fund's portfolio is at least 200% of the liquidation value of the outstanding preferred shares (I.E., such liquidation value may not exceed 50% of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Shares unless, at the time of such declaration, the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of such liquidation value. If preferred shares are issued, the Fund intends, to the extent possible, to purchase or redeem preferred shares, from time to time, to maintain coverage of any preferred shares of at least 200%. In addition, under current federal income tax law, the Fund is required to allocate a portion of any net realized capital gains or other taxable income to holders of preferred shares. The terms of any preferred shares are expected to require the Fund to pay to any preferred shareholders additional dividends intended to compensate the preferred shareholders for taxes payable on any capital gains or other taxable income allocated to the preferred shares. Any such additional dividends will reduce the amount available for distribution to the Shareholders. Normally, holders of the Shares will elect five of the Trustees of the Fund and holders of any preferred shares will elect two. In the event the Fund failed to pay dividends on its preferred shares for two years, preferred shareholders would be entitled to elect a majority of the Trustees until the dividends are paid.

    To qualify for federal income taxation as a "regulated investment company," the Fund must distribute in each taxable year at least 90% of its net investment income (including tax-exempt interest and net short-term gain). The Fund also will be required to distribute annually substantially all of its taxable income and capital gain net income, if any, to avoid imposition of a nondeductible 4% federal excise tax. If the Fund is precluded from making distributions on the Shares because of any applicable asset coverage requirements, the terms of the preferred shares may provide that any amounts so precluded from being distributed, but required to be distributed for the Fund to meet the distribution requirements for qualification as a regulated investment company, will be paid to the holders of the preferred shares as a special dividend. This dividend can be expected to decrease the amount that holders of preferred shares would be entitled to receive upon redemption or liquidation of the shares.

    The Fund's willingness to issue new securities for investment purposes, and the amount the Fund will issue, will depend on many factors, the most important of which are market conditions and interest rates. Successful use of a leveraging strategy may depend on the Adviser's ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

    Assuming the utilization of leverage in the amount of 38% of the Fund's gross assets and an annual dividend rate on preferred shares of 2.00% payable on such leverage based on market rates as of the date of this Prospectus, the additional income that the Fund must earn (net of expenses) in order to cover such dividend payments would be 0.76%. The Fund's actual cost of leverage will be based on market rates at the time the Fund undertakes a leveraging strategy, and such actual cost of leverage may be higher or lower than that assumed in the previous example.

    The following table is designed to illustrate the effect on the return to a holder of the Fund's Shares of leverage in the amount of approximately 38% of the Fund's gross assets, assuming hypothetical annual returns of the Fund's portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to Shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assuming Portfolio Return
 (net of expenses).....................  (10)%   (5)%      0%      5%     10%
Corresponding Share Return
 Assuming 38% Leverage................. [( )]%  [( )%  [( )]%   [  ]%   [  ]%

    Until the Fund issues preferred shares, the Shares will not be leveraged, and the risks and special considerations related to leverage described in this Prospectus will not apply. Such leveraging of the Shares cannot be achieved until the proceeds resulting from the use of leverage have been invested in accordance with the Fund's investment objective and policies.

ADDITIONAL RISK CONSIDERATIONS

     NO OPERATING HISTORY. The Fund is a closed-end investment company with no history of operations and is designed for long-term investors and not as a trading vehicle.

    INTEREST RATE AND MARKET RISK. The prices of municipal obligations tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the municipal obligations owned by the Fund would cause a decline in the net asset value of the Fund, which could adversely affect the trading price of the Fund's Shares. This risk is usually greater among municipal obligations with longer maturities or durations. Although the Fund has no policy governing the maturities or durations of its investments, the Fund expects that it will invest in a portfolio of longer-term securities. This means that the Fund will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities. Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than coupon bonds that make regular interest payments. Because the Fund may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.

    The Fund may invest to a significant extent in residual interest municipal bonds known as inverse floaters. Compared to similar fixed-rate municipal bonds, the value of these bonds will fluctuate to a greater extent in response to changes in prevailing long-term interest rates. Moreover, the income earned on residual interest municipal bonds will fluctuate in response to changes in prevailing short-term interest rates. Thus, when such bonds are held by the Fund, an increase in short- or long-term market interest rates will adversely affect the income received from such bonds or the net asset value of Fund shares. To the extent that the Fund has preferred shares outstanding, an increase in short-term rates would also result in an increase cost of leverage, which would adversely affect the Fund's income available for distribution.

    INCOME RISK. The income investors receive from the Fund is based primarily on the interest it earns from its investments, which can vary widely over the short- and long-term. If long-term interest rates drop, investors' income from the Fund over time could drop as well if the Fund purchases securities with lower interest coupons.

    CALL AND OTHER REINVESTMENT RISKS. If interest rates fall, it is possible that issuers of callable bonds with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to replace such called security with a lower yielding security. If that were to happen, it could decrease the Fund's dividends and possibly could affect the market price of Shares. Similar risks exist when the Fund invests the proceeds from matured or traded municipal obligations at market interest rates that are below the Fund's current earnings rate.

    CREDIT RISK. Credit risk is the risk that one or more municipal bonds in the Fund's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the bond experiences a decline in its financial status. In general, lower rated municipal bonds carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Fund's net asset value or dividends. Securities rated in the fourth highest category are considered investment grade, but they also may have some speculative characteristics.

    Changes in the credit quality of the issuers of municipal obligations held by the Fund will affect the principal value of (and possibly the income earned on) such obligations. In addition, the value of such securities are affected by changes in general economic conditions and business conditions affecting the relevant economic sectors. Changes by Rating Agencies in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Fund's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded.

    The Fund may invest in municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

    CONCENTRATION. The Fund may invest 25% or more of its total assets in municipal obligations of issuers located in the same state (or U.S. territory) or in municipal obligations in the same economic sector, including, without limitation, the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state's legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals as well as obligations of the education and transportation sectors. This may make the Fund more susceptible to adverse economic, political, or regulatory occurrences affecting a particular state or economic sector. For example, health care related issuers are susceptible to Medicaid reimbursement policies, and national and state health care legislation. As concentration increases, so does the potential for fluctuation in the net asset value of Fund Shares.

    LIQUIDITY RISK. At times, a portion of the Fund's assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by Eaton Vance and its affiliates, holds a major portion of all of such securities. The secondary market for some municipal obligations is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The Fund has no limitation on the amount of its assets that may be invested in securities which are not readily marketable or are subject to restrictions on resale. In certain situations, the Fund could find it more difficult to sell such securities at desirable times and/or prices.

    MUNICIPAL BOND MARKET RISK. Investing in the municipal bond market involves certain risks. The amount of public information available about the municipal obligations in the Fund's portfolio is generally less than for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of Eaton Vance than if the Fund were a stock fund or taxable bond fund.

    The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest to which it is entitled. To enforce its rights in the event of default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt.

    LOWER-RATED SECURITIES. Municipal obligations rated below investment grade or unrated securities of comparable quality ("lower quality securities") involve a greater degree of credit, interest rate and market risk than investment grade municipal obligations ("higher quality securities"). Lower quality securities are subject to a greater risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. The prices of lower quality securities are also more likely to react to real or perceived developments affecting market and credit risk than are prices of higher quality securities, which react primarily to movements in the general level of interest rates. The investments in the Fund's portfolio will have speculative characteristics.

    As indicated above, the Fund may invest up to 20% of its total assets in municipal obligations rated below investment grade and comparable unrated obligations. Such obligations are commonly called "junk bonds" and will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Eaton Vance seeks to minimize the risks of investing in below investment grade securities through professional investment analysis, attention to current developments in interest rates and economic conditions, and industry and geographic diversification (if practicable). When the Fund invests in lower rated or unrated municipal obligations, the achievement of the Fund's goals is more dependent on the Eaton Vance's ability than would be the case if the Fund were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, Eaton Vance will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. Eaton Vance will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

    Increases in interest rates and changes in the economy may adversely affect the ability of issuers of lower grade municipal securities to pay interest and to repay principal, to meet projected financial goals and to obtain additional financing. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Fund's portfolio securities relate. Further, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Fund may be unable to obtain full recovery thereof.

    To the extent that there is no established retail market for some of the lower grade municipal securities in which the Fund may invest, trading in such securities may be relatively inactive. The Adviser is responsible for determining the net asset value of the Fund, subject to the supervision of the Board of Trustees of the Fund. During periods of reduced market liquidity and in the absence of readily available market quotations for lower grade municipal securities held in the Fund's portfolio, the ability of the Adviser to value the Fund's securities becomes more difficult and the Adviser's use of judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.

    Municipal obligations held by the Fund that are of below investment grade quality but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by Eaton Vance to be of investment grade quality for purposes of the Fund's investment policies. The Fund may retain in its portfolio an obligation that declines in quality, including defaulted obligations, if such retention is considered desirable by Eaton Vance. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment.

    MARKET PRICE OF SHARES. The Fund is a closed-end investment company with no history of operations and is designed primarily for long-term investors and not as a trading vehicle. The shares of closed-end investment companies often trade at a discount from their net asset value, and the Shares may likewise trade at a discount from net asset value. The trading price of the Fund's Shares may be less than the initial public offering price, creating a risk of loss for investors purchasing in the initial public offering of the Shares. This market price risk may be greater for investors who sell their Shares within a relatively short period after completion of this offering.

    INFLATION RISK. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions thereon can decline. In addition, during any periods of rising inflation, preferred shares dividend rates would likely increase, which would tend to further reduce returns to Shareholders.

    NON-DIVERSIFICATION. The Fund has registered as a "non-diversified" investment company under the 1940 Act so that, subject to its investment restrictions and applicable federal income tax diversification requirements, with respect to 50% of its total assets, it will be able to invest more than 5% (but not more than 25%) of the value of its total assets in the obligations of any single issuer. To the extent the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more susceptible than a more widely diversified investment company to any single corporate, economic, political or regulatory occurrence.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

    The management of the Fund, including general supervision of the duties performed by the Adviser under the Advisory Agreement (as defined below), is the responsibility of the Fund's Board under the laws of The Commonwealth of Massachusetts and the Investment Company Act.

THE ADVISER

    Eaton Vance acts as the Fund's investment adviser under an Investment Advisory Agreement (the "Advisory Agreement"). The Adviser's principal office is located at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance, its affiliates and predecessor companies have been managing assets of individuals and institutions since 1924 and of investment companies since 1931. Eaton Vance (or its affiliates) currently serves as the investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $[55] billion. Eaton Vance is an indirect, wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company, which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.

    Eaton Vance employs [25] personnel in its municipal bond department, including five portfolio managers, three traders and nine credit analysts. Eaton Vance was one of the first advisory firms to manage a registered municipal bond investment company, and has done so continuously since 1978. Eaton Vance and certain of its subsidiaries currently manage [5] national municipal investment companies, [40] single state municipal investment companies, [8] limited maturity municipal investment companies and [1] money market municipal investment company, with assets of about [$8.5 billion]. [Thirteen] of those funds are closed-end.

    Under the general supervision of the Fund's Board, the Adviser will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. The Adviser will furnish to the Fund investment advice and office facilities, equipment and personnel for servicing the investments of the Fund. The Adviser will compensate all Trustees and officers of the Fund who are members of the Adviser's organization and who render investment services to the Fund, and will also compensate all other Adviser personnel who provide research and investment services to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Adviser as compensation under the Advisory Agreement a fee in the amount of 0.50% of the average weekly gross assets of the Fund. Gross assets of the Fund shall be calculated by deducting accrued liabilities of the Fund not including the amount of any preferred shares outstanding or the principal amount of any indebtedness for money borrowed. During periods in which the Fund is using leverage the fees paid to Eaton Vance for investment advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's gross assets, including proceeds from the issuance of preferred shares.

    Thomas M. Metzold is the portfolio manager of the Fund and is responsible for day-to-day management of the Fund's investments. Mr. Metzold also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance.

    The Fund and the Adviser have adopted a Code of Ethics relating to personal securities transactions. The Code permits Adviser personnel to invest in securities (including securities that may be purchased or held by the Fund) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Code.

    Eaton Vance serves as administrator of the Fund but currently receives no compensation for providing administrative services to the Fund. Under an Administration Agreement with the Fund ("Administration Agreement"), Eaton Vance is responsible for managing the business affairs of the Fund, subject to the supervision of the Fund's Board. Eaton Vance will furnish to the Fund all office facilities, equipment and personnel for administering the affairs of the Fund. Eaton Vance's administrative services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with the Trustees' and shareholders' meetings, providing service in connection with any repurchase offers and other administrative services necessary to conduct the Fund's business.

                             DISTRIBUTIONS AND TAXES

    The Fund intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding preferred shares. The Fund will distribute annually any net short-term capital gain and any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss). Distributions to Shareholders cannot be assured, and the amount of each monthly distribution is likely to vary. Initial distributions to Shareholders are expected to be declared approximately 45 days and are expected to be paid approximately 60 days after the completion of this offering. While there are any preferred shares outstanding, the Fund might not be permitted to declare any cash dividend or other distribution on its Shares in certain circumstances. See "Description of Capital Structure."

     FEDERAL INCOME TAX MATTERS. The following discussion of federal income tax matters is based on the advice of Kirkpatrick & Lockhart LLP, counsel to the Fund.

    The Fund intends to invest a sufficient portion of its assets in tax-exempt municipal securities so that it will be permitted to pay "exempt-interest dividends" (as defined under applicable federal income tax law). Each distribution of exempt-interest dividends, whether paid in cash or reinvested in additional Shares, ordinarily will constitute income exempt from regular federal income tax. Furthermore, exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includible in gross income subject to regular federal income tax. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of the Fund's net capital gain ("capital gain dividends"), if any, are taxable to Shareholders as long-term capital gains, regardless of the length of time Shares have been held by Shareholders. Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's Shares and, after that basis has been reduced to zero, will constitute capital gains to the Shareholder (assuming the Shares are held as a capital asset). See below for a summary of the maximum tax rates applicable to capital gains (including capital gain dividends). Interest on indebtedness incurred or continued by a Shareholder to purchase or carry Shares is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the Shareholder's taxable year.

    The Fund will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

    Selling Shareholders will generally recognize gain or loss in an amount equal to the difference between the Shareholder's adjusted tax basis in the Shares and the amount received. If the Shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is
(i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less, (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends) (10% for individuals in the 10% or 15% tax bracket) or (iii) 18% for gains on the sale of certain capital assets held more than five (5) years. Any loss on a disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Shares, and will be disallowed to the extent of any exempt-interest dividends received with respect to those Shares. For purposes of determining whether Shares have been held for six months or less, the holding period is suspended for any periods during which the Shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or exchange of Shares will be disallowed to the extent those Shares are replaced by other Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the Shares (which could occur, for example, if the Shareholder is a participant in the Plan (as defined below)). In that event, the basis of the replacement Shares will be adjusted to reflect the disallowed loss.

    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations is treated as a tax preference item for purposes of the alternative minimum tax. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

    An investor should be aware that if Shares are purchased shortly before the record date for any taxable dividend (including a capital gain dividend), the purchase price likely will reflect the value of the dividend and the investor then would receive a taxable distribution likely to reduce the trading value of such Shares, in effect resulting in a taxable return of some of the purchase price. Taxable distributions to individuals and certain other non-corporate Shareholders, including those who have not provided their correct taxpayer identification number and other required certifications, may be subject to "backup" federal income tax withholding at the rate of 30%.

    The foregoing briefly summarizes some of the important federal income tax consequences to Shareholders of investing in Shares, reflects the federal tax law as of the date of this Prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate and foreign investors. Investors should consult their tax advisors regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, including state alternative minimum tax as well as any proposed tax law changes.

                           DIVIDEND REINVESTMENT PLAN

    Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), a Shareholder may elect to have all distributions of dividends (including all capital gain dividends) automatically reinvested in Shares. Shareholders may elect to participate in the Plan by completing the Dividend Reinvestment Plan
Application Form. If Shareholders do not participate, such Shareholders will receive all distributions in cash paid by check mailed directly to them by PFPC

Inc., as dividend paying agent.

    PFPC Inc. (the "Plan Agent") serves as agent for the Shareholders in administering the Plan. Shareholders who elect not to participate in the Plan will receive all distributions of dividends in cash paid by check mailed directly to the Shareholder of record (or if the Shares are held in Street or other nominee name, then to the nominee) by PFPC Inc., as disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date.

    Shares will be acquired by the Plan Agent or an independent broker-dealer for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of additional previously authorized but unissued Shares from the Fund ("newly issued Shares") or (ii) by purchase of outstanding Shares on the open market ("open-market purchases") on the American Stock Exchange or elsewhere. If on the payment date for the dividend, the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued Shares on behalf of the participants. The number of newly issued Shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per Share on the date the Shares are issued, provided that the maximum discount from the then current market price per Share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per Share is greater than the market value plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in Shares acquired on behalf of the participants in open-market purchases.

    In the event of a market discount on the dividend payment date, the Plan Agent will have up to 30 days after the dividend payment date to invest the dividend amount in Shares acquired in open-market purchases. If, before the Plan Agent has completed its open-market purchases, the market price of a Share exceeds the net asset value per Share, the average per Share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's Shares, resulting in the acquisition of fewer Shares than if the dividend had been paid in newly issued Shares on the dividend payment date. Therefore, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued Shares.

    The Plan Agent maintains all Shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by Shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each Shareholder proxy will include those Shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for Shares held pursuant to the Plan in accordance with the instructions of the participants.

    In the case of Shareholders such as banks, brokers or nominees that hold Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Shares certified from time to time by the record Shareholder's name and held for the account of beneficial owners who participate in the Plan.

    There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of dividends payable either in Shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

    Shareholders participating in the Plan may receive benefits not available to Shareholders not participating in the Plan. If the market price (plus commissions) of the Fund's Shares is above their net asset value, participants in the Plan will receive Shares of the Fund at less than they could otherwise purchase them and will have Shares with a cash value greater than the value of any cash distribution they would have received on their Shares. If the market price plus commissions is below the net asset value, participants will receive distributions in Shares with a net asset value greater than the per Share value of any cash distribution they would have received on their Shares. However, there may be insufficient Shares available in the market to make distributions in Shares at prices below the net asset value. Also, since the Fund does not redeem its Shares, the price on resale may be more or less than the net asset value.

    Experience under the Plan may indicate that changes are desirable. Accordingly, upon thirty (30) days notice to Plan participants, the Fund reserves the right to amend or terminate the Plan. Shareholders will be charged a $5.00 service charge and pay brokerage charges if such Shareholder directs the Plan Agent to sell Shares held in a dividend reinvestment account.

     All correspondence concerning the Plan should be directed to the Plan Agent at PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027. Please call 1-800-331-1710 between the hours of 9:00 a.m. and 5:00 p.m. Eastern Standard Time if you have questions regarding the Plan.

                        DESCRIPTION OF CAPITAL STRUCTURE

    The Fund is an unincorporated business trust established under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated October 11, 2002 and filed with the Secretary of the Commonwealth on such date (the "Declaration of Trust"). The Declaration of Trust provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of Shares. The Fund intends to hold annual meetings of Shareholders in compliance with the requirements of the American Stock Exchange.

    SHARES. The Declaration of Trust permits the Fund to issue an unlimited number of full and fractional Shares of beneficial interest, $0.01 par value per Share. Each Share represents an equal proportionate interest in the assets of the Fund with each other Share in the Fund. Holders of Shares will be entitled to the payment of dividends when, as and if declared by the Board. The 1940 Act or the terms of any borrowings or preferred shares may limit the payment of dividends to the holders of Shares. Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Shares. The Declaration of Trust provides that Shareholders are not liable for any liabilities of the Fund, requires inclusion of a clause to that effect in every agreement entered into by the Fund and indemnifies shareholders against any such liability. Although shareholders of an unincorporated business trust established under Massachusetts law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

    While there are any borrowings or preferred shares outstanding, the Fund may not be permitted to declare any cash dividend or other distribution on its Shares, unless at the time of such declaration, (i) all accrued dividends on preferred shares or accrued interest on borrowings have been paid and (ii) the value of the Fund's total assets (determined after deducting the amount of such dividend or other distribution), less all liabilities and indebtedness of the Fund not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing indebtedness plus the aggregate liquidation value of the outstanding preferred shares (expected to equal the aggregate original purchase price of the outstanding preferred shares plus redemption premium, if any, together with any accrued and unpaid dividends thereon, whether or not earned or declared and on a cumulative basis). In addition to the requirements of the 1940 Act, the Fund may be required to comply with other asset coverage requirements as a condition of the Fund obtaining a rating of the preferred shares from a Rating Agency. These requirements may include an asset coverage test more stringent than under the 1940 Act. This limitation on the Fund's ability to make distributions on its Shares could in certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company. The Fund intends, however, to the extent possible to purchase or redeem preferred shares from time to time to maintain compliance with such asset coverage requirements and may pay special dividends to the holders of the preferred shares in certain circumstances in connection with any such impairment of the Fund's status as a regulated investment company. See "Investment Objective, Policies and Risks" and "Distributions and Taxes." Depending on the timing of any such redemption or repayment, the Fund may be required to pay a premium in addition to the liquidation preference of the preferred shares to the holders thereof.

    The Fund has no present intention of offering additional Shares, except as described herein. Other offerings of its Shares, if made, will require approval of the Board. Any additional offering will not be sold at a price per Share below the then current net asset value (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Shareholders or with the consent of a majority of the Fund's outstanding Shares. The Shares have no preemptive rights.

    The Fund generally will not issue Share certificates. However, upon written request to the Fund's transfer agent, a share certificate will be issued for any or all of the full Shares credited to an investor's account. Share certificates that have been issued to an investor may be returned at any time.

    REPURCHASE OF SHARES AND OTHER DISCOUNT MEASURES. Because shares of closed-end management investment companies frequently trade at a discount to their net asset values, the Board has determined that from time to time it may be in the interest of Shareholders for the Fund to take corrective actions. The Board, in consultation with Eaton Vance, will review at least annually the possibility of open market repurchases and/or tender offers for the Shares and will consider such factors as the market price of the Shares, the net asset value of the Shares, the liquidity of the assets of the Fund, effect on the Fund's expenses, whether such transactions would impair the Fund's status as a regulated investment company or result in a failure to comply with applicable asset coverage requirements, general economic conditions and such other events or conditions which may have a material effect on the Fund's ability to consummate such transactions. There are no assurances that the Board will, in fact, decide to undertake either of these actions or if undertaken, that such actions will result in the Fund's Shares trading at a price which is equal to or approximates their net asset value. In recognition of the possibility that the Shares might trade at a discount to net asset value and that any such discount may not be in the interest of Shareholders, the Board, in consultation with Eaton Vance, from time to time may review possible actions to reduce any such discount.

    PREFERRED SHARES. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with preference rights, including preferred shares (the "Preferred Shares"), having a par value of $0.01 per share, in one or more series, with rights as determined by the Board, by action of the Board without the approval of the Shareholders.

    Under the requirements of the 1940 Act, the Fund must, immediately after the issuance of any Preferred Shares, have an "asset coverage" of at least 200%. Asset coverage means the ratio which the value of the total assets of the Fund, less all liability and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the Fund, if any, plus the aggregate liquidation preference of the Preferred Shares. If the Fund seeks a rating of the Preferred Shares, asset coverage requirements, in addition to those set forth in the 1940 Act, may be imposed. The liquidation value of the Preferred Shares is expected to equal their aggregate original purchase price plus redemption premium, if any, together with any accrued and unpaid dividends thereon (on a cumulative basis), whether or not earned or declared. The terms of the Preferred Shares, including their dividend rate, voting rights, liquidation preference and redemption provisions, will be determined by the Board (subject to applicable law and the Fund's Declaration of Trust) if and when it authorizes the Preferred Shares. The Fund may issue Preferred Shares that provide for the periodic redetermination of the dividend rate at relatively short intervals through an auction or remarketing procedure, although the terms of the Preferred Shares may also enable the Fund to lengthen such intervals. At times, the dividend rate as redetermined on the Fund's Preferred Shares may approach or exceed the Fund's return after expenses on the investment of proceeds from the Preferred Shares and the Fund's leverage structure would result in a lower rate of return to Shareholders than if the Fund were not so structured.

    In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the terms of any Preferred Shares may entitle the holders of Preferred Shares to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus redemption premium, if any, together with accrued and unpaid dividends, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to holders of Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred shareholders would not be entitled to any further participation in any distribution of assets by the Fund.

    Holders of Preferred Shares, voting as a class, shall be entitled to elect two of the Fund's Trustees. Under the 1940 Act, if at any time dividends on the Preferred Shares are unpaid in an amount equal to two full years' dividends thereon, the holders of all outstanding Preferred Shares, voting as a class, will be allowed to elect a majority of the Fund's Trustees until all dividends in default have been paid or declared and set apart for payment. In addition, if required by the Rating Agency rating the Preferred Shares or if the Board determines it to be in the best interests of the Shareholders, issuance of the Preferred Shares may result in more restrictive provisions than required by the 1940 Act being imposed. In this regard, holders of the Preferred Shares may be entitled to elect a majority of the Fund's Board in other circumstances, for example, if one payment on the Preferred Shares is in arrears.

    The Fund currently intends to seek a AAA/Aaa grade rating for the Preferred Shares from any Rating Agency. The Fund intends that, as long as Preferred Shares are outstanding, the composition of its portfolio will reflect guidelines established by such Rating Agency. Although, as of the date hereof, no such Rating Agency has established guidelines relating to the Preferred Shares, based on previous guidelines established by such Rating Agencies for the securities of other issuers, the Fund anticipates that the guidelines with respect to the Preferred Shares will establish a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act. Although, at this time, no assurance can be given as to the nature or extent of the guidelines which may be imposed in connection with obtaining a rating of the Preferred Shares, the Fund currently anticipates that such guidelines will include asset coverage requirements  which  are  more  restrictive  than  those  under  the  1940  Act,
restrictions  on  certain  portfolio   investments  and  investment   practices,
requirements that the Fund maintain a portion of its assets in short-term, high-quality, fixed-income securities and certain mandatory redemption requirements relating to the Preferred Shares. No assurance can be given that the guidelines actually imposed with respect to the Preferred Shares by such Rating Agency will be more or less restrictive than as described in this Prospectus.

    ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST. The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board, and could have the effect of depriving Shareholders of an opportunity to sell their Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Board is divided into three classes, with the term of one class expiring at each annual meeting of Shareholders. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board. A Trustee may be removed from office only for cause by a written instrument signed by the remaining Trustees or by a vote of the holders of at least 2/3 of the class of shares of the Fund that elected such Trustee and is entitled to vote on the matter.

    In addition, the Declaration of Trust requires the favorable vote of the holders of at least 75% of the outstanding shares of each class of the Fund, voting as a class, then entitled to vote to approve, adopt or authorize certain transactions with 5%-or-greater holders of a class of shares and their associates, unless the Board shall by resolution have approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For purposes of these provisions, a 5%-or-greater holder of a class of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class of beneficial interest of the Fund. The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); or (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

    The Board has determined that provisions with respect to the Board and the 75% voting requirements described above, which voting requirements are greater than the minimum requirements under Massachusetts law or the 1940 Act, are in the best interest of Shareholders generally. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

    CONVERSION TO OPEN-END FUND. The Fund may be converted to an open-end investment company at any time if approved by the lesser of (i) 2/3 or more of the Fund's then outstanding Shares and Preferred Shares (if any), each voting separately as a class, or (ii) more than 50% of the then outstanding Shares and Preferred Shares (if any), voting separately as a class if such conversion is recommended by at least 75% of the Trustees then in office. If approved in the foregoing manner, conversion of the Fund could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders. The composition of the Fund's portfolio likely would prohibit the Fund from complying with regulations of the SEC applicable to open-end investment companies. Accordingly, conversion likely would require significant changes in the Fund's investment policies and liquidation of a substantial portion of its relatively illiquid portfolio. Conversion of the Fund to an open-end investment company also would require the redemption of any outstanding Preferred Shares and could require the repayment of borrowings, which would eliminate the leveraged capital structure of the Fund with respect to the Shares. In the event of conversion, the Shares would cease to be listed on the American Stock Exchange or other national securities exchange or market system. The Board believes, however, that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is unlikely that the Board would vote to convert the Fund to an open-end investment company. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940
Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund expects to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Shares would be sold at net asset value plus a sales load.

                                  UNDERWRITING

    The underwriters named below (the "Underwriters"), acting through [ ], [ ], as lead manager, and [ ] and [ ] as their representatives (together with [ ], the "Representatives"), have severally agreed, subject to the terms and conditions of the Underwriting Agreement with the Fund and Eaton Vance (the "Underwriting Agreement"), to purchase from the Fund the number of Shares set forth opposite their respective names. The Underwriters are committed to purchase and pay for all of such Shares (other than those covered by the over-allotment option described below) if any are purchased.

               UNDERWRITERS                      NUMBER OF SHARES
               ------------                      ----------------




                  Total....................        =========

    The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to an additional [ ] Shares to cover over-allotments, if any, at the initial offering price. The Underwriters may exercise such option solely for the purpose of covering Underwriting over-allotments incurred in the sale of the Shares offered hereby. To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase an additional number of Shares proportionate to such Underwriter's initial commitment.

    The Fund has agreed to pay a commission to the Underwriters in the amount of $0.675 per Share (4.50% of the public offering price per Share). The Representatives have advised the Fund that the Underwriters may pay up to [$ ] per Share from such commission to selected dealers who sell the Shares and that such dealers may reallow a concession of up to $0.10 per Share to certain other dealers who sell Shares. Eaton Vance or an affiliate has agreed to pay all offering expenses of the Fund that exceed $0.03 per share. Investors must pay for any Shares purchased on or before [ ], 2002.

    Prior to this offering, there has been no public market for the Shares or any other securities of the Fund. Consequently, the offering price for the Shares was determined by negotiation among the Fund and the Representatives. There can be no assurance, however, that the price at which Shares sell after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the Shares will develop and continue after this offering. The minimum investment requirement is 100 Shares ($1,500).

    The Fund  and  Eaton  Vance  have  each  agreed  to  indemnify  the  several
Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended.

    The Fund has agreed not to offer, sell or register with the Securities and Exchange Commission any additional equity securities of the Fund, other than issuances of Shares, including pursuant to the Fund's Dividend Reinvestment Plan, and issuances in connection with any Preferred Shares, each as contemplated in this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representatives.

    [The Fund has applied for the listing of its common shares on the American Stock Exchange under the symbol [" ".] In order to meet the requirements for listing the Shares on the American Stock Exchange, the Underwriters have undertaken to sell lots of 100 or more Shares to a minimum of [400] beneficial holders.]

    The Representatives have informed the Fund that the Underwriters do not intend to confirm sale to any accounts over which they exercise discretionary authority.

    In connection with this offering, the Underwriters may purchase and sell Shares in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with this offering. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a decline in the market price of the Shares and syndicate short positions involve the sale by the Underwriters of a greater number of Shares than they are required to purchase from the Fund in this offering. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Shares sold in this offering for their account, may be reclaimed by the syndicate if such Shares are repurchased by the syndicate in stabilizing or covering transactions. These activities may stabilize, maintain or otherwise affect the market price of the Shares, which may be higher than the price that might otherwise prevail in the open market; and these activities, if commenced, may be discontinued at any time without notice. These transactions may be effected on the American Stock Exchange or otherwise.

    The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers or dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as such brokers while they are Underwriters.

    In connection with the offering, certain of the Underwriters or selected dealers may distribute prospectuses electronically.

    [Under  the  terms of and  subject  to the  conditions  of the  Underwriting
Agreement, the Underwriters are committed to purchase and pay for all Shares offered hereby if any are purchased. The Underwriting Agreement provides that it may be terminated at or prior to the closing date for the purchase of the Shares if, in the judgment of the Representatives, payment for the delivery of the Shares is rendered impracticable or inadvisable because (1) trading in the equity securities of the Fund is suspended by the SEC, by an exchange that lists the Shares, or by the National Association of Securities Dealers Automated Quotation National Market System ("NASDAQ"), (2) trading in securities generally on the American Stock Exchange or NASDAQ shall have been suspended or limited or minimum or maximum prices shall have been generally established on such exchange or over-the-counter market, (3) additional material governmental restrictions, not in force on the date of the Underwriting Agreement, have been imposed upon trading in securities generally or trading in securities generally has been suspended on any U.S. securities exchange, (4) a general banking moratorium has been established by federal or New York authorities, or (5) any material adverse change in the financial or securities markets in the United States or in political, financial or economic conditions in the United States or any outbreak or material escalation of hostilities or other calamity or crisis occurs, the effect of which is such as to make it impracticable to market any or all of the Shares. The Underwriting Agreement also may be terminated if any of the conditions specified in the Underwriting Agreement have not been fulfilled when and as required by such agreement.]

    As described below under "Shareholder Servicing Agent, Custodian and Transfer Agent," [ ] will provide shareholder services to the Fund pursuant to a Shareholder Servicing Agreement with Eaton Vance. Eaton Vance will pay a monthly fee for such services on an annual basis equal to 0.10% of the average weekly gross assets of the Fund.

            SHAREHOLDER SERVICING AGENT, CUSTODIAN AND TRANSFER AGENT

    Pursuant to a Shareholder Servicing Agreement between [ ] (the "Shareholder Servicing Agent") and Eaton Vance, the Shareholder Servicing Agent will (i) undertake to make public information pertaining to the Fund on an ongoing basis and to communicate to investors and prospective investors the Fund's features and benefits (including periodic seminars or conference calls, responses to questions from current or prospective shareholders and specific shareholder contact where appropriate); (ii) make available to investors and prospective investors market price, net asset value, yield and other information regarding the Fund, if reasonably obtainable, for the purpose of maintaining the visibility of the Fund in the investor community; (iii) at the request of Eaton Vance, provide certain economic research and statistical information and reports, if reasonably obtainable, on behalf of the Fund, and consult with representatives and Trustees of the Fund in connection therewith, which information and reports shall include: (a) statistical and financial market information with respect to the Fund's market performance and (b) comparative information regarding the Fund and other closed-end management investment companies with respect to (1) the net asset value of their respective shares,
(2) the respective  market  performance of the Fund and such other companies and
(3) other relevant performance indicators; and (iv) at the request of Eaton Vance, provide information to and consult with the Board of Trustees with respect to applicable modifications to dividend policies or capital structure, repositioning or restructuring of the Fund, conversion of the Fund to an open-end investment company, liquidation or merger; provided, however, that under the terms of the Shareholder Servicing Agreement, the Shareholder Servicing Agent is not obligated to render any opinions, valuations or recommendations of any kind or to perform any such similar services. For these services, Eaton Vance will pay the Shareholder Servicing Agent a fee equal on an annual basis to 0.10% of the Fund's average weekly gross assets, payable in arrears at the end of each calendar month. Under the terms of the Shareholder Servicing Agreement, the Shareholder Servicing Agent is relieved from liability to Eaton Vance for any act or omission in the course of its performances under the Shareholder Servicing Agreement in the absence of gross negligence or willful misconduct by the Shareholder Servicing Agent. The Shareholder Servicing Agreement will continue for an initial term of two years and thereafter for successive one-year periods unless terminated by either party upon 60 days written notice.

    Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116 is the custodian of the Fund and will maintain custody of the securities and cash of the Fund. IBT maintains the Fund's general ledger and computes net asset value per share at least weekly. IBT also attends to details in connection with the sale, exchange, substitution, transfer and other dealings with the Fund's investments, and receives and disburses all funds. IBT also assists in preparation of shareholder reports and the electronic filing of such reports with the SEC.

     PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027 is the transfer agent and dividend disbursing agent of the Fund.

                                 LEGAL OPINIONS

    Certain legal matters in connection with the Shares will be passed upon for the Fund by Kirkpatrick & Lockhart LLP, Boston, Massachusetts, and for the Underwriters by Skadden, Arps, Slate, Meagher & Flom LLP and its affiliated entities.

                             REPORTS TO STOCKHOLDERS

    The Fund will send to Shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

                              INDEPENDENT AUDITORS

    [ ], Boston, Massachusetts, are the independent accountants for the Fund and will audit the Fund's financial statements.

                             ADDITIONAL INFORMATION

    The Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations. The Statement of Additional Information can be obtained without charge by calling 1-800-225-6265.

    Statements contained in this Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

          TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

                                                                          PAGE
                                                                          ----
Additional Investment Information and Restrictions......................
Trustees and Officers...................................................
Investment Advisory and Other Services..................................
Determination of Net Asset Value........................................
Portfolio Trading.......................................................
Taxes...................................................................
Other Information.......................................................
Independent Auditors....................................................
Independent Auditors' Report............................................
Financial Statements....................................................
Appendix A: Ratings of Municipal Bonds..................................
Appendix B: Tax Equivalent Yield Table..................................
Appendix C: U.S. Territory Information..................................
Appendix D: Performance Related and Comparative Information.............

================================================================================
                                   [ ] SHARES

                                   EATON VANCE
                            MUNICIPAL INCOME TRUST II

                                  COMMON SHARES

                               [EATON VANCE LOGO]

                                 ---------------

                                   PROSPECTUS
                                    [ ], 2002
                                 ---------------

                                       [ ]





================================================================================

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS INCOMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH IS NOT A PROSPECTUS, IS NOT AN OFFER TO SELL THESE SECURITIES, AND NOT SOLICITING AN OFFER TO BUY THESE SECURITIES, IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

                    SUBJECT TO COMPLETION - OCTOBER 15, 2002



                       STATEMENT OF ADDITIONAL INFORMATION
                                    [ ], 2002

                      EATON VANCE MUNICIPAL INCOME TRUST II

                            THE EATON VANCE BUILDING
                                255 STATE STREET
                           BOSTON, MASSACHUSETTS 02109
                                 (800) 225-6265

                                 ---------------


                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

Additional Investment Information and Restrictions........................
Trustees and Officers.....................................................
Investment Advisory and Other Services....................................
Determination of Net Asset Value..........................................
Portfolio Trading.........................................................
Taxes.....................................................................
Other Information.........................................................
Independent Auditors......................................................
Independent Auditors' Report..............................................
Financial Statements......................................................
Appendix A: Ratings of Municipal Bonds....................................
Appendix B: Tax Equivalent Yield Table....................................
Appendix C: U.S. Territory Information....................................
Appendix D: Performance Related and Comparative Information...............


                                 ---------------


          THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS OF EATON VANCE MUNICIPAL INCOME TRUST II (THE "FUND") DATED [ ], 2002, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING YOUR FINANCIAL INTERMEDIARY OR CALLING THE FUND AT 1-800-225-6265.

    Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus.

               ADDITIONAL INVESTMENT INFORMATION AND RESTRICTIONS

    MUNICIPAL OBLIGATIONS. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include long-term obligations, which are often called municipal bonds, as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. Market rates of interest available with respect to municipal obligations may be lower than those available with respect to taxable securities, although such differences may be partially or wholly offset by the effects of federal income tax on income derived from such taxable securities. While most municipal bonds pay a fixed rate of interest semi-annually in cash, some bonds pay no periodic cash interest but instead make a single payment at maturity representing both principal and interest. Municipal obligations may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

    In general, there are three categories of municipal obligations the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax ("AMT"): (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but is treated as a tax preference item that could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds). In assessing the federal income tax treatment of interest on any such obligation, the Fund will rely on an opinion of the issuer's counsel (when available) obtained by the issuer or other reliable authority and will not undertake any independent verification thereof.

    The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. The Fund may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event, and the Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Fund. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets or have a receiver appointed to collect and disburse pledged revenues securing the issuer's obligations on such securities, which may increase the operating expenses and adversely affect the net asset value of the Fund. Any income derived from the ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code") may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company, the Fund is subject to certain limitations on its investments and on the nature of its income.

    The yields on municipal obligations are dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

    The Fund also may invest up to 20% of the net assets in uninsured municipal bonds that are entitled to the benefit of an escrow or trust account that contains securities issued or guaranteed by the U.S. Government or U.S. Government agencies, backed by the full faith and credit of the United States, and sufficient in the amount to ensure the payment of interest and principal on the original interest payment and maturity dates ("collateralized obligations"). These collateralized obligations generally will not be insured and will include, but are not limited to, municipal bonds that have been advance refunded where the proceeds of the refunding have been used to buy U.S. Government or U.S. Government agency securities that are placed in escrow and whose interest or maturing principal payments, or both, are sufficient to cover the remaining scheduled debt service on that municipal bond.

    STATE CONCENTRATION. The Fund may invest 25% or more of its total assets in municipal obligations of issuers located in the same state or U.S. territory. When the Fund does so, it will be sensitive to factors affecting that state, such as changes in the economy, decreases in tax collection or the tax base, legislation which limits taxes and changes in issuer credit ratings. Factors pertaining to U.S. territories are set forth in Appendix C.

    ECONOMIC SECTOR CONCENTRATION. The Fund may invest 25% or more of its total assets in municipal obligations of issuers in the same economic sector. There could be economic, business or political developments which might affect all municipal obligations in a particular economic sector. In particular, investments in the industrial revenue bonds listed above might involve (without limitation) the following risks.

    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

    Bonds to finance life care facilities are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

    CREDIT QUALITY. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

    MUNICIPAL LEASES. The Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation. Certain municipal lease obligations are illiquid.

    ZERO COUPON BONDS. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash and the Fund is required to distribute its income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

    WHEN-ISSUED SECURITIES. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Fund's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Fund may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Fund to buy such securities on a settlement date that could be several months or several years in the future. The Fund may also purchase instruments that give the Fund the option to purchase a municipal obligation when and if issued.

    The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into the purchase commitment. When the Fund commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e. appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Fund's net asset value than if it set aside cash to pay for when-issued securities.

    REDEMPTION, DEMAND AND PUT FEATURES AND PUT OPTIONS. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds because they may protect to some degree against a rise in interest rates.

    VARIABLE RATE OBLIGATIONS. The Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provide by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

    INVERSE FLOATERS. The Fund may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a portfolio when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

    INTEREST RATE SWAPS AND FORWARD RATE CONTRACTS. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of fixed rate payments for floating rate payments. The Fund will only enter into interest rate swaps on a net basis, I.E., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

    If the other party to an interest rate swap or forward rate contract defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund's obligations over its entitlements will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

    LIQUIDITY AND PROTECTIVE PUT OPTIONS. The Fund may also enter into a separate agreement with the seller of a security or some other person granting the Fund the right to put the security to the seller thereof or the other person at an agreed upon price. Such agreements are subject to the risk of default by the other party, although the Fund intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Adviser believes present minimal credit risks. The Fund would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Fund or that selling institutions will be willing to permit the Fund to exercise a put to hedge against rising interest rates. The Fund does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Fund after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.

    ILLIQUID OBLIGATIONS. At times, a substantial portion of the Fund's assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.

    The secondary market for some municipal obligations issued within a state (including issues which are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

    SECURITIES LENDING. The Fund may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Distributions by the Fund of any income realized by the Fund from securities loans will be taxable. If the management of the Fund decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Fund's total assets. Securities lending involves risks of delay in recovery or even loss of rights on the securities loaned if the borrower fails financially. The Fund has no present intention of engaging in securities lending.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A change in the level of interest rates may affect the value of the securities held by the Fund (or of securities that the Fund expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, the Fund may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Fund are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Fund may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. The Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Fund's custodian for the benefit of the futures commission merchant through whom the Fund engages in such futures and options transactions.

    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

    The Fund will engage in futures and related options transactions for BONA FIDE hedging purposes or non-hedging purposes as defined in or permitted by CFTC regulations. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a RIC for federal income tax purposes.

    ASSET COVERAGE REQUIREMENTS. Transactions involving when-issued securities, futures contracts and options (other than options that the Fund has purchased), interest rate swaps or forward rate contracts may expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

    TEMPORARY INVESTMENTS. Under unusual market conditions, the Fund may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other taxes.

    PORTFOLIO TURNOVER. The Fund may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Fund were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Fund.

    INVESTMENT RESTRICTIONS. The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or
(b) more than 50% of outstanding shares of the Fund. As a matter of fundamental policy the Fund may not:

      (1)   Borrow money, except as permitted by the 1940 Act;

      (2) Issue senior securities, as defined in the 1940 Act, other than (i) preferred shares which immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted by investment restriction (1) above;

      (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The purchase of investment assets with the proceeds of a permitted borrowing or securities offering will not be deemed to be the purchase of securities on margin;

      (4) Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933 in selling or disposing of a portfolio investment;

      (5) Make loans to other persons, except by (a) the acquisition of loan interests, debt securities and other obligations in which the Fund is authorized to invest in accordance with its investment objective and policies, (b) entering into repurchase agreements, and (c) lending its portfolio securities;

      (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by interests in real estate and securities of issuers which invest or deal in real estate. The Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities;

      (7) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities. Physical commodities do not include futures contracts with respect to securities, securities indices or other financial instruments;

      (8) Invest more than 25% of its total assets in issuers in any one industry.

    For purposes of the Fund's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligation.

    The Fund may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities. The 1940 Act currently requires that the Fund have 300% asset coverage with respect to all borrowings other than temporary borrowings.

    For purposes of construing restriction (8), securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the Prospectus and this SAI, the Fund may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, and industrial development bonds. The Fund reserves the right to invest more than 25% of total assets in each of these sectors.

    The Fund has adopted the following nonfundamental investment policy which may be changed by the Trustees without approval of the Fund's shareholders. As a matter of nonfundamental policy, the Fund may not make short sales of securities or maintain a short position, unless at all times when a short position is open it either owns an equal amount of such securities or owns securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short.

    Upon Board of Trustee approval, the Fund may invest more than 10% of its total assets in one or more other management investment companies (or may invest in affiliated investment companies) to the extent permitted by the 1940 Act and rules thereunder.

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances will not compel the Fund to dispose of such security or other asset. Notwithstanding the foregoing, the Fund must always be in compliance with the borrowing policies set forth above.

                              TRUSTEES AND OFFICERS

    The Trustees of the Fund are responsible for the overall management and supervision of the affairs of the Fund. The Trustees and officers of the Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors Inc. EVC is the corporate parent of Eaton Vance. EV is the corporate trustee of Eaton Vance.

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                           TERM OF                                              IN FUND
                                         OFFICE AND                                             COMPLEX
                           POSITION(S)    LENGTH OF         PRINCIPAL OCCUPATION(S)           OVERSEEN BY
    NAME AND AGE          WITH THE FUND    SERVICE           DURING PAST FIVE YEARS           TRUSTEE(1)   OTHER DIRECTORSHIPS HELD
-------------------      --------------------------          ----------------------          ------------  ------------------------

INTERESTED TRUSTEES

Thomas J. Fetter         President       Since       Vice President of Eaton Vance and
DOB: 8/20/43                             7/2/02      BMR. Officer of 116 investment
                                                     companies managed
                                                     by Eaton Vance or BMR.



James B. Hawkes          Vice President  Since       Chairman, President and Chief                179      Director of EVC, EV
DOB: 11/9/41             and Trustee(3)  7/2/02      Executive Officer of BMR, Eaton Vance                 and EVD.
                                         3 Years     and their corporate parent and
                                                     trustee (EVC and EV); Vice President
                                                     of EVD. President or officer of 179
                                                     investment companies in the Eaton
                                                     Vance Fund Complex. Mr. Hawkes is an
                                                     interested person because of his
                                                     positions with BMR,
                                                     Eaton Vance and EVC, which are
                                                     affiliates of
                                                     the Fund.



NONINTERESTED TRUSTEES

[To be added by filing of
pre-effective amendment]

----------

(1) Includes both master and feeder funds in master-feeder structure.

(2) [Class I Trustee whose term expires in 2003.]

(3) [Class II Trustee whose term expires in 2004.]

(4) [Class III Trustee whose term expires in 2005.]

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                              TERM OF OFFICE
                              POSITION(S)       AND LENGTH
NAME AND AGE                   WITH FUND        OF SERVICE                   PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
------------                 ------------     --------------                 --------------------------------------------

Thomas J. Fetter             President        Since 7/2/02      Vice President of Eaton Vance and BMR. Officer of 116 investment
DOB: 8/20/43                                                    companies managed
                                                                by Eaton Vance or BMR.


Robert B. MacIntosh          Vice President   Since 7/2/02      Vice President of Eaton Vance and BMR. Officer of 115 investment
DOB: 1/22/57                                                    companies managed
                                                                by Eaton Vance or BMR.


Alan R. Dynner               Secretary        Since 7/2/02      Vice President, Secretary and Chief Legal Officer of BMR, Eaton
DOB: 10/10/40                                                   Vance, EVD and EVC. Officer of 179 investment companies managed by
                                                                Eaton Vance or BMR.


James L. O'Connor            Treasurer        Since 7/2/02      Vice President of BMR, Eaton Vance and EVD. Officer of 179
DOB: 4/1/7                                                      investment companies managed by Eaton Vance or BMR.


    The Nominating Committee of the Board of Trustees of the Fund is comprised of the Trustees who are not "interested persons" of the Fund as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Fund. The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgment to be made as to such individual's qualifications.

      [ ], [ ], [ ], and [ ] are members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Fund, and certain service providers.

      [ ], [ ], [ ], and [ ] are members of the Special Committee of the Board of Trustees of the Fund. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including investment advisory, administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund.

    As of the date of this SAI, the Committees had not held any meetings.

    In reviewing the approval of the investment advisory agreement between the Fund and the investment adviser, the noninterested Trustees considered, among other things, the following:

    o A report comparing the fees and expenses of the Fund to a peer group of funds;

    o Information on the relevant peer group(s) of funds and appropriate indices;

    o The economic outlook and the general investment outlook in the relevant investment markets;

    o   Eaton  Vance's   results  and   financial   condition  and  the  overall
        organization of the investment adviser;

    o   Arrangements regarding the distribution of Fund shares;

    o   The procedures used to determine the fair value of the Fund's assets;

    o The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

    o Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

    o The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

    o The quality nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates;

    o   Investment management staffing;

    o Operating expenses (including transfer agency expenses) to be paid to third parties; and

    o   Information to be provided to investors, including Fund's shareholders.

    In addition to the factors mentioned above, the noninterested Trustees also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Fund. The noninterested Trustees considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Fund. The noninterested Trustees also considered Eaton Vance's profit margins in comparison with available industry data.

    The noninterested Trustees did not consider any single factor as controlling in determining whether or not to approve the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the noninterested Trustees. In assessing the information provided by Eaton Vance and its affiliates, the noninterested Trustees also took into consideration the benefits to shareholders of investing in a fund that is part of large family of funds which provides a large variety of shareholder services.

    Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the noninterested Trustees concluded that the approval of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

    SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and all Eaton Vance Funds overseen by the Trustee as of December 31, 2001.

                                                        AGGREGATE DOLLAR RANGE
                                                         OF EQUITY SECURITIES
                                     DOLLAR RANGE OF    OWNED IN ALL REGISTERED
                                    EQUITY SECURITIES      FUNDS OVERSEEN BY
                                      OWNED IN THE        TRUSTEE IN THE EATON
         NAME OF TRUSTEE                  FUND             VANCE FUND COMPLEX

     INTERESTED TRUSTEES
     Thomas J. Fetter.............       None               over $100,000
     James B. Hawkes..............       None               over $100,000

     NONINTERESTED TRUSTEES
     [           ]...............        None
     [           ]...............        None
     [           ]...............        None
     [           ]...............        None

    As of December 31, 2001, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

    During the calendar years ended December 31, 2000 and December 31, 2001, no noninterested Trustee (or their immediate family members) had:

        1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

        2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

        3. Any direct or indirect  relationship  with (i) the Trust or any Fund;
    (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

    During the calendar years ended December 31, 2000 and December 31, 2001, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Fund or any of their immediate family members served as an officer.

    Trustees of the Fund who are not affiliated with the Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Fund to retain the services of any Trustee or obligate the Fund to pay any particular level of compensation to the Trustee. The Fund does not have a retirement plan for its Trustees.

    The fees and expenses of the noninterested Trustees of the Fund are paid by the Fund. (The Trustees of the Fund who are members of the Eaton Vance organization receive no compensation from the Fund.) During the Fund's fiscal year ending October 31, 2002, it is anticipated that the noninterested Trustees of the Fund will earn the following compensation in their capacities as Trustees. For the year ended December 31, 2001, the noninterested Trustees earned the compensation set forth below in their capacities as Trustees from the funds in the Eaton Vance fund complex (1).


  SOURCE OF
 COMPENSATION              [      ]   [      ]   [      ]   [      ]   [      ]
 ------------------
 Fund*.................    $          $          $          $          $
 Fund Complex..........    $          $          $          $          $

----------

  *  Estimated

(1) As of October 1, 2002, the Eaton Vance fund complex consisted of [182] registered investment companies or series thereof.

(2) Includes [$         ] of deferred compensation.

(3) Includes [$         ] of deferred compensation.


                     INVESTMENT ADVISORY AND OTHER SERVICES

    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and of investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies. Eaton Vance and its affiliates act as adviser to a family of mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts.

    The Fund will be responsible for all of its costs and expenses not expressly stated to be payable by Eaton Vance under the Advisory Agreement or
Administration Agreement. Such costs and expenses to be borne by the Fund include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; expenses of acquiring, holding and disposing of securities and other investments; fees and expenses of registering under the securities laws, stock exchange listing fees and governmental fees; rating agency fees and preferred share remarketing expenses; expenses of reports to shareholders, proxy statements and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance; expenses of conducting repurchase offers for the purpose of repurchasing Fund shares; and investment advisory and administration fees. The Fund will also bear expenses incurred in connection with any litigation in which the Fund is a party and any legal obligation to indemnify its officers and Trustees with respect thereto, to the extent not covered by insurance.

    The Advisory Agreement with the Adviser continues in effect to March 31, 2004 and from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Fund or of the Adviser cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund. The Fund's Administration Agreement continues in effect from year to year so long as such continuance is approved at least annually by the vote of a majority of the Fund's Trustees. Each agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Trustees of the Fund or Eaton Vance, as applicable, or by vote of the majority of the outstanding shares of the Fund. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund under such agreements on the part of Eaton Vance, Eaton Vance shall not be liable to the Fund for any loss incurred, to the extent not covered by insurance.

    Eaton Vance is a business trust organized under Massachusetts law. EV serves as trustee of Eaton Vance. Eaton Vance and EV are subsidiaries of EVC, a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G. L. Cabot, Thomas E. Faust Jr., Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a voting trust, the voting trustees of which are Messrs. James B. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas
E. Faust, Jr., Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The voting trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said voting trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Trustees and Officers", all of the officers of the Fund (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

    CODE OF ETHICS. The investment adviser and the Fund have adopted a Code of Ethics governing personal securities transactions. Under the Code, Eaton Vance employees may purchase and sell securities (including securities held by the Fund) subject to certain pre-clearance and reporting requirements and other procedures.

    INVESTMENT ADVISORY SERVICES. Under the general supervision of the Fund's Board of Trustees, Eaton Vance will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. Eaton Vance will furnish to the Fund investment advice and provide related office facilities and personnel for servicing the investments of the Fund. Eaton Vance will compensate all Trustees and officers of the Fund who are members of the Eaton Vance organization and who render investment services to the Fund, and will also compensate all other Eaton Vance personnel who provide research and investment services to the Fund.

    ADMINISTRATIVE SERVICES. Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Fund, subject to the supervision of the Fund's Board of Trustees. Eaton Vance will furnish to the Fund all office facilities, equipment and personnel for administering the affairs of the Fund. Eaton Vance will compensate all Trustees and officers of the Fund who are members of the Eaton Vance organization and who render executive and administrative services to the Fund, and will also compensate all other Eaton Vance personnel who perform management and administrative services for the Fund. Eaton Vance's administrative services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with the Trustees and shareholders' meetings, providing services in connection with quarterly repurchase offers and other administrative services necessary to conduct the Fund's business.

                        DETERMINATION OF NET ASSET VALUE

    The net asset value per Share of the Fund is determined no less frequently than weekly, generally on the last day of the week that the New York Stock Exchange (the "Exchange") is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per Share is determined by IBT, in the manner authorized by the Trustees of the Fund. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities by the number of shares outstanding.

    Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Fund, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees. Other assets are valued at fair value using methods determined in good faith by the Trustees.

                                PORTFOLIO TRADING

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by the Adviser. The Adviser is also responsible for the execution of transactions for all other accounts managed by it. The Adviser places the portfolio security transactions of the Fund and of all other accounts managed by it for execution with many firms. The Adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the Adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

    Municipal obligations, including state obligations, purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (I.E., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Fund may also purchase municipal obligations from underwriters, and dealers in fixed price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the Adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Fund and the Adviser's other clients for providing brokerage and research services to the Adviser.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Fund may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the
Adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of that particular transaction or on the basis of overall responsibilities which the Adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser receives Research Services from many broker-dealer firms with which the Adviser places the Fund's transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities market, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the Adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the Adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Fund is not reduced because the Adviser receives such Research Services. The Adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the Adviser believes are useful or of value to it in rendering investment advisory services to its clients.

    The Fund and the Adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the Adviser in connection with its investment responsibilities. The investment companies sponsored by the Adviser or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the Adviser, to such companies. Such companies may also pay cash for such information.

    Subject to the requirement that the Adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the Adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by the Adviser. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. ("NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Fund may also be appropriate for other investment accounts managed by the Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the Adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Fund that the benefits from the Adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

                                      TAXES

    The following discussion of federal income tax matters is based on the advice of Kirkpatrick & Lockhart LLP, counsel to the Fund. The Fund has elected to be treated and intends to qualify each year as a RIC under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income (including tax-exempt income) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that were not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

    The Fund's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities.

    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

    Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

    Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

    Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (I.E., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a DE MINIMIS exclusion.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future.

    In the course of managing its investments, the Fund may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by the Fund of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax-exempt interest earned by the Fund and allocated to the Fund.

    The Fund's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors. The Fund may have to limit its activities in options and futures contracts in order to enable it to maintain its RIC status.

    Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares, and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquires other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

    Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of up to 30% for amounts paid during 2002 and 2003. An individual's TIN is generally his or her social security number.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

    If the Fund issues preferred shares, the Fund will designate dividends made to holders of Shares and to holders of those preferred shares in accordance with each class's proportionate share of each item of Fund income (such as tax-exempt interest, net capital gains and other taxable income).

    The Fund is not appropriate for non-U.S. investors or as a retirement plan investment.

    STATE AND LOCAL TAXES. The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are resident, but taxable generally on income derived from obligations of other jurisdictions. The Fund will report annually to shareholders the percentages representing the proportionate ratio of its net tax-exempt income earned in each state.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as insurance companies and financial institutions.

    Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state or local tax consequences of investing in the Fund.

                                OTHER INFORMATION

    The Fund is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, in certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund property or the acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself is unable to meet its obligations. The Fund has been advised by its counsel that the risk of any shareholder incurring any liability for the obligations of the Fund is remote.

    The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to the Fund or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any Trustees.

    The Declaration of Trust provides that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Fund's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that the Trustees of the Fund shall promptly call a meeting of the shareholders for the purpose of voting upon a question of removal of any such Trustee or Trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares.

    The Fund's Prospectus and this SAI do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its Rules and Regulations.

                              INDEPENDENT AUDITORS

    [ ], are the independent auditors for the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

                          INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholder of
Eaton Vance MUNICIPAL INCOME TRUST II:

    We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Income Trust II (the "Fund") as of [ ], 2002. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Eaton Vance Municipal Income Trust II as of [ ], 2002 in conformity with generally accepted accounting principles.

[                   ]
Boston, Massachusetts
[                   ], 2002

                      EATON VANCE MUNICIPAL INCOME TRUST II
                       STATEMENT OF ASSETS AND LIABILITIES
                                    [ ], 2002
ASSETS
  Cash................................................................  $
  Offering Costs......................................................  $
                                                                        --------
  Total assets........................................................  $
                                                                        ========
LIABILITIES
  Accrued Offering Costs..............................................  $
                                                                        --------
  Total Liabilities...................................................  $
                                                                        ========
Net assets applicable to [   ] common shares of beneficial interests
issued and outstanding................................................  $
                                                                        ========
NET ASSET VALUE AND OFFERING PRICE PER SHARE..........................  $  15.00
                                                                        ========


                          NOTES TO FINANCIAL STATEMENT

NOTE 1:  ORGANIZATION

    The Fund was organized as a Massachusetts business trust on October 10, 2002, and has been inactive since that date except for matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the sale of [ ] common shares to Eaton Vance Management, the Fund's Investment Adviser.

    Eaton  Vance   Management,   or  an   affiliate,   has  agreed  to  pay  all
organizational expenses and offering costs (other than sales loads) that exceed $0.03 per common share.

    The Fund's investment objective is to provide current income exempt from federal income tax, including alternative minimum tax.

NOTE 2:  ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results may differ from those estimates.

    The Fund's share of offering costs will be recorded as a reduction of the proceeds from the sale of common shares upon the commencement of Fund operations. The offering costs reflected above assume the sale of [$ ] common shares.

NOTE 3:  INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS

    Pursuant to an investment advisory agreement between the Adviser and the Fund, the Fund has agreed to pay an investment advisory fee, payable on a monthly basis, at an annual rate of [ %] of the average weekly gross assets of the Fund. Pursuant to an administration agreement between the Adviser and the Fund, the Fund has agreed to pay an administration fee, payable on a monthly basis, at an annual rate of [ %] of the average weekly gross assets of the Fund. Gross assets of the Fund shall be calculated by deducting accrued liabilities of the Fund not including the amount of any preferred shares outstanding or the principal amount of any indebtedness for money borrowed.

    [In addition, the Adviser has contractually agreed to reimburse the Fund for fees and expenses during the first 8 years of operations. These reductions range from [ ]% of the average weekly gross assets during the first year of operations, declining to [ ]% of the average weekly gross assets during the eighth year. The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond this time.]

NOTE 4:  FEDERAL INCOME TAXES

    The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments.

                       DESCRIPTION OF SECURITIES RATINGS+
                         MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS

    Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

    A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa: Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
----------

+ The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Fund's fiscal year end.

    ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

    Should no rating be assigned, the reason may be one of the following:

      1.  An application for rating was not received or accepted.

      2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

      3.  There is a lack of essential data pertaining to the issue or issuer.

      4. The issue was privately placed, in which case the rating is not published in Moody's publications.

    Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

    NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

    MIG/VMIG RATINGS U.S. SHORT-TERM RATINGS: In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

    In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

    In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

    The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

    MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

    MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

    MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

    MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

    SG:  This  designation  denotes   speculative-grade   credit  quality.  Debt
instruments in this category in this category may lack sufficient margins of protection.

STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

    AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

    A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

    Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

    BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

    B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-- rating.

    CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-- rating.

    CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

    C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

    D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    PLUS (+) OR MINUS (--): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

    L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

    NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

    S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    o Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    o Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rating symbols are as follows:

        SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus (+) designation.

        SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

        SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

INVESTMENT GRADE BOND RATINGS


    AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

    A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

    BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS


    BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.

However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

    B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

    CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

    CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

    C: Bonds are in imminent default in payment of interest or principal.

    DDD, DD AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these bonds, and `D' represents the lowest potential for recovery.

    PLUS (+) OR MINUS (--): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

    NR: Indicates that Fitch does not rate the specific issue.

    CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS


    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

    F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

    F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

    F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the 'F-1+' and 'F-1' categories.

    F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                                * * * * * * * *

    NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Fund is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

DESCRIPTION OF THE INSURANCE CLAIMS-PAYING ABILITY RATINGS OF STANDARD & POOR'S RATINGS GROUP AND MOODY'S INVESTORS SERVICE, INC.

    An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. An insurer with an insurance claims-paying ability of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policy holder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of the these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position.

    An insurance claims-paying ability rating by S&P or Moody's does not constitute an opinion on an specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet nonpolicy obligations (I.E., debt contracts).

    The assignment of ratings by S&P and Moody's to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

                                                                      APPENDIX B

                           TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt bonds yielding from 4% to 6% under the regular federal income tax law and tax rates applicable to individuals for 2002.

                                              ----------------------------
                                                       TAX RATES                           Tax-Exempt Yield
                                              ----------------------------
       SINGLE                                 FEDERAL   STATE   BLENDED    4.0%   4.5%    5.0%     5.5%     6.0%     6.5%    7.0%
-------------------                           -------   -----   -------  ------- -------  ------- ------- ---------  ------- ------
       <=$6,000              <=$12,000         10.0%    0.00%   10.00%    4.44%   5.00%   5.56%    6.11%    6.67%    7.22%    7.78%
  >$6,000 <= $27,950    >$12,000 <= $46,700    15.0%    0.00%   15.00%    4.71%   5.29%   5.88%    6.47%    7.06%    7.65%    8.24%
   >$27,950 and <=        >$46,700 and <=      27.0%    0.00%   27.00%    5.48%   6.16%   6.85%    7.53%    8.22%    8.90%    9.59%
       $67,700                $112,850
   >$67,750 and <=        >$112,850 and <=     30.0%    0.00%   30.00%    5.71%   6.43%   7.14%    7.86%    8.57%    9.29%    10.00%
       $141,250               $171,950
    >$141,250 and         >$171,950 and <=     35.0%    0.00%   35.00%    6.15%   6.92%   7.69%    8.46%    9.23%    10.00%   10.77%
      <=$307,050              $307,050
      >$307,050              >$307,050         38.6%    0.00%   38.60%    6.51%   7.33%   8.14%    8.96%    9.77%    10.59%   11.40%

----------
* NET AMOUNT SUBJECT TO FEDERAL PERSONAL INCOME TAX AFTER DEDUCTIONS AND EXEMPTIONS.

    The above indicated federal income tax brackets do not take into account the effect of a reduction in the deductibility of itemized deductions for individual taxpayers with adjusted gross income in excess of $124,500. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $124,500 and joint filers with adjusted gross income in excess of $186,800. The effective tax brackets and equivalent taxable yields of those taxpayers will be higher than those indicated above.

    Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that the Fund will achieve any specific tax-exempt yield. While it is expected that the Fund will invest principally in obligations the interest from which is exempt from the regular federal income tax, other income received by the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions. It should also be noted that the interest earned on certain "private activity bonds", while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the AMT. The illustrations assume that the AMT is not applicable and do not take into account any tax credits that may be available.

    The information set forth above is as of the date of this SAI. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax-equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                                                                      APPENDIX C

                           U.S. TERRITORY INFORMATION

    PUERTO RICO. Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, has led to loss of lower wage jobs such as textiles, but economic growth in other areas, particularly tourism, pharmaceuticals, construction and the high technology areas have compensated for that loss.

    The Commonwealth of Puerto Rico differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. Section 936 of the Code has provided a tax credit for certain qualified U.S. corporations electing "possessions corporation" status. However, in 1993,
Section  936 was  amended  to provide  for two  alternative  limitations  on the
Section 936 credit attributable to certain active business income. The first limitation was based on the economic activity of the Section 936 possessions corporation. The second limited the credit to a specified percentage of the credit allowed under prior law. In 1996, Section 936 credit was repealed except that the credit attributable to possessions source business income with respect to certain existing credit claimants was subjected to a phase out over a ten year period (subject to additional caps).

    Also in 1996, a new Section 30A was added to the Code. Section 30A permits a "qualifying domestic corporation" that meets certain gross income tests to claim a credit against the federal income tax in an amount equal to the portion of the tax which is attributable to the taxable income from sources outside of the United States, from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such a trade or business.
Section 30A will be phased out by January 1, 2006. The Governor of Puerto Rico proposed that Congress permanently extend Section 30A until the Puerto Rican economy achieves certain economic improvements. To date, however, no action has been taken.

    During the mid and late 1990s the Commonwealth of Puerto Rico benefited from a robust U.S. economy, more aggressive tax collections and low oil prices. This created an expanded employment base, job growth, reduction in unemployment, increase in tourism spending, real gross domestic product growth in the 3.1% to 3.5% range over the last 5 fiscal years and significant increases in General Fund cash balances from fiscal year end 1997 to fiscal year end 1999. These factors, combined with minimal negative impact to date from the 1996 federal legislation phasing out Section 936 tax benefits to Puerto Rico subsidiaries of U.S. corporations, created a positive outlook for the credit in the late 1990s. Despite the fact that there have been some high profile U.S. companies that have left the island partially due to the Section 936 phase out, many corporations have elected to convert to controlled foreign corporation ("CFC") status, which allows them to delay federal income taxes until the income is distributed to U.S. shareholders.

    In fiscal year 2000, the outlook on the credit turned negative due to the slowdown in the U.S. economy (88% of Puerto Rico's exports go to the U.S.), uncertainty regarding increasing oil prices, failure of the government to reign in health care costs, expense overruns in education and a decreasing rate of employment growth. As a result, the General Fund recorded a $268 million deficit in fiscal year 2000 due to increased education and health care spending.

    A new administration, the Popular Democratic Party that favors Puerto Rico's commonwealth status over a potential statehood status, took office in January 2001. It was not long before they realized the presence of continued fiscal stress and estimated a fiscal year 2001 budget shortfall of $700 million. The shortfall was stated to be caused by weakened revenue growth due to the slowing pace of employment and a softening U.S. economy.

    The major key to maintaining Puerto Rico's external ratings (Baa1/A-- from Moody's and S&P, respectively) is the ability of the government to balance fiscal year 2002 performance after lackluster fiscal year 2001 results which necessitated deficit financing. Complicating matters is the uncertainty surrounding the negative effects on tourism caused by September 11th terrorist attacks and the scope and duration of the continued slowdown in the U.S. economy.

    THE U.S. VIRGIN ISLANDS. The United States Virgin Islands ("USVI") is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe. The attacks of September 11, 2001 will likely have an adverse affect on tourism, the extent of which is unclear.

    An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. The last major hurricane to impact the USVI was Hurricane Marilyn on September 15, 1995. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt outstanding). In addition, eventual elimination of the Section 936 tax credit for those companies with operations in USVI may lead to slower growth in the future.

    GUAM. The U.S. territory of Guam derives a substantial portion of its economic base from Japanese tourism. With a reduced U.S. military presence on the island, Guam has relied more heavily on tourism in past years. During 1998, the Japanese recession combined with the impact of typhoon Paka resulted in a budget deficit of $21 million. With hotels alone accounting for 8.5% of Guam's employment and Japanese tourists comprising 86% of total visitor arrivals, the Japanese recession and depreciation of the yen versus the dollar earlier this year have had a negative impact on the island's economy in 1998. Based on these factors, S&P downgraded Guam's rating to BBB-- from BBB with a negative outlook on May 26, 1999. Although total visitors improved in 1999 and 2000, they were weakened by economic slowdowns and the effects of the September 11th terrorist attacks in 2001. These negative trends have had an unfavorable effect on Guam's financial position with consistent general fund deficits from 1997-1999 and a small surplus in 2000. Fiscal year 2001 is expected to be worse than fiscal year 2000. Guam also has a high debt burden. These factors caused S&P to downgrade Guam's rating to BB (below investment grade) from BBB-- on March 25, 2002. Guam is not rated by Moody's.

                                                                      APPENDIX D



                  PERFORMANCE RELATED & COMPARATIVE INFORMATION

[To be filed by pre-effective amendment]

                      EATON VANCE MUNICIPAL INCOME TRUST II

                       STATEMENT OF ADDITIONAL INFORMATION
                             [               ], 2002

                                 ---------------


                      INVESTMENT ADVISER AND ADMINISTRATOR
                             Eaton Vance Management
                                255 State Street
                                Boston, MA 02109

                                    CUSTODIAN
                         Investors Bank & Trust Company
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                                 P.O. Box 43027
                            Providence, RI 02940-3027
                                 (800) 331-1710

                              INDEPENDENT AUDITORS
                                 [            ]
                                 [            ]
                                 [            ]

                           PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(1)       Financial Statements:

             Included in Part A:

                  Not applicable.

           Included in Part B:

                  Not applicable

(2)   Exhibits:

      (a)(1) Agreement and Declaration of Trust dated October 10, 2002 filed herewith.

         (2) Amendment to Declaration of Trust dated October 14, 2002 filed herewith.

      (b)(1) By-Laws filed herewith.

         (2) Amendment to By-Laws dated October 14, 2002 filed herewith.

      (c)    Not applicable.

      (d) Form of Specimen Certificate for Common Shares of Beneficial Interest filed herewith.

      (e)    Form of Dividend Reinvestment Plan to be filed by amendment.

      (f)    Not applicable.

      (g) Form of Investment Advisory Agreement dated , 2002 to be filed by amendment.

      (h)(1) Form of Underwriting Agreement to be filed by amendment.

         (2) Form of Master Agreement Among Underwriters to be filed by amendment.

         (3) Form of Master Selected Dealers Agreement to be filed by amendment.

      (i) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

      (j)(1) Master Custodian Agreement with Investors Bank & Trust Company dated , 2002 to be filed by amendment.

         (2) Extension  Agreement  dated  August  31,  2000 to Master  Custodian
             Agreement  with  Investors  Bank & Trust  Company  filed as Exhibit
             (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed with the Commission on January 23, 2001 (Accession No. 0000940394-01-500027) and
             incorporated herein by reference.

         (3) Delegation Agreement dated December 11, 2000, with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32267, 811-05808) filed April 3, 2002 (Accession No. 0000940394-01-500126) and incorporated herein by reference.

      (k)(1) Amendment to the Transfer Agency and Services Agreement dated , 2002 to be filed by amendment.

         (2) Transfer Agency and Services Agreement dated December 21,1998 filed as Exhibit (K)(2) to Pre-Effective Amendment No. 1 of Eaton Vance Insured New York Municipal Bond Fund (File Nos. 333-92200, 811-21148) filed July 26, 2002 (Accession No. 0000950B5-02-003435)
             and incorporated herein by reference.

         (3) Form of Administration Agreement dated , 2002 to be filed by amendment.

         (4) Form of Shareholder Servicing Agreement dated [ ], 2002 to be filed by amendment.

      (l)    Opinion  and  Consent  of   Kirkpatrick   &  Lockhart   LLP  as  to
             Registrant's Common Shares to be filed by amendment.

      (m)    Not applicable.

      (n)    Consent of Independent Auditors to be filed by amendment.

      (o)    Not applicable.

      (p) Letter Agreement with Eaton Vance Management to be filed by amendment.

      (q)    Not applicable.

      (r) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos, 33-1121, 811-4443) filed July 24, 2002 (Accession No.
             0000940394-02-000462) and incorporated herein by reference.

      (s)    Power of Attorney to be filed by amendment.

Item 25.  Marketing Arrangements

          See Form of Underwriting Agreement to be filed by amendment.

Item 26.  Other Expenses of Issuance and Distribution

             The approximate expenses in connection with the offering are as follows:

             Registration and Filing Fees                $
             NASD Fees
             American Stock Exchange Fees                  5,000
             Costs of Printing and Engraving
             Accounting Fees and Expenses
             Legal Fees and Expenses
                                                          ________
             Total                                       $________

Item 27.  Persons Controlled by or Under Common control

          None.

Item 28.  Number of Holders of Securities

             Set forth below is the number of record holders as of October [ ], 2002 of each class of securities of the Registrant:

                 Title of Class                     Number of Record Holders
                 --------------                     ------------------------

        Common Shares of Beneficial interest, par               0
        value $0.01 per share


Item 29. Indemnification

         The Registrant's By-Laws contain and the form of Underwriting Agreement to be filed is expected to contain provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

         Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 29, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 30. Business and other Connections of Investment Adviser

         Reference is made to: (i) the information set forth under the caption "Investment Advisory and Other Services" in the Statement of Additional information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) filed with the Commission, all of which are incorporated herein by reference.

Item 31. Location of Accounts and Records

         All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, The Eaton Vance Building, 255 State Street, Boston, MA 02109. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

Item 32. Management Services

         Not applicable.

Item 33. Undertakings

1. The Registrant undertakes to suspend offering of Preferred Shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.       Not applicable.

3.       Not applicable.

4.       Not applicable.

5.       The Registrant undertakes that:

         a. for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the 1933Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

         b. for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

                                     NOTICE

      A copy of the Agreement and Declaration of Trust of Eaton Vance Municipal Income Trust II is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

      Pursuant to requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on the 15th day of October 2002.

                                    EATON VANCE MUNICIPAL INCOME TRUST II


                                    By:     /s/ Thomas J. Fetter
                                          ________________________
                                            Thomas J. Fetter
                                            President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                     Title                            Date
---------                     -----                            ----

 /s/ Thomas J. Fetter
______________________        President (Principal             October 15, 2002
Thomas J. Fetter               Executive Officer) and
                                  Trustee

 /s/ James L. O'Connor
______________________        Treasurer (Principal Financial   October 15, 2002
James L. O'Connor               and Accounting Officer)

 /s/ James B. Hawkes
______________________        Trustee                          October 15, 2002
James B. Hawkes

 INDEX TO EXHIBITS


      (a)(1) Agreement and Declaration of Trust dated October 10, 2002.

         (2) Amendment to Declaration of Trust dated October 14, 2002.

      (b)(1) By-Laws.

         (2) Amendment to By-Laws dated October 14, 2002.

      (d)    Form of Specimen Certificate for Common Shares of Beneficial
             Interest